D O D G E & C O X                                     D O D G E & C O X
-----------------                                     -----------------
   Stock Fund

                                                         Stock Fund
                                                      Established 1965

Investment Managers                                   -----------------
    Dodge & Cox
One Sansome Street                                    -----------------
    35th Floor
   San Francisco
California 94104-4405
   (415) 981-1710


For Fund literature and
information, please visit
the Funds' web site at:

 www.dodgeandcox.com

  or write or call:

  Dodge & Cox Funds
c/o Boston Financial
    Data Services
    P.O. Box 9051
       Boston
Massachusetts 02205-9051

     (800) 621-3979
-----------------

  This report is submitted
for the general information
of the shareholders of the
Fund. The report is not
authorized for distribution
to prospective investors                              34th Annual Report
in the Fund unless it is                              December 31, 1998
accompanied by a current                              -----------------
prospectus.                                           -----------------
-----------------                                     -----------------

Printed on recycled paper.
12/98 SF AR

                             D O D G E  &  C O X
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                                 Stock Fund


To Our Shareholders
--------------------------------------------------------------------------------

 The Dodge & Cox Stock Fund had a total return of 5.4% for the twelve months ended December 31, 1998. This result was below the total return of the Standard & Poor's 500 Index (S&P 500) of 28.6% for 1998. While the absolute return of the Fund was positive in 1998, it was the most disappointing one year period of relative performance in Dodge & Cox's history. Long-term results for the Fund can be seen on page four of this report. Unfortunately, the weak returns for 1998 had a large impact on our long-term comparisons, as well.

 On December 31, total assets in the Fund were $4.4 billion and net asset value per share was $90.70. The Fund paid income dividends of $1.56 per share and distributed net realized short and long-term capital gains of $7.42 per share, during the year. At year end, the asset allocation of the Fund was 97% invested in stocks and 3% in cash equivalents.

 What happened in 1998?

 To an unusual degree, the performance of the broad market was dominated by a small number of very large, high valuation companies that had extraordinary returns. The 25 companies that contributed most to the return of the S&P 500 accounted for 65% of the Index's return. These 25 companies had an average return of 90% in 1998; the other 475 companies in the S&P 500 returned 11%. This group of top performing companies includes a number of technology firms like Microsoft, Dell, Cisco and Lucent, as well as a number of retail and pharmaceutical companies. Our portfolio was not invested in many of these high-performing stocks, because in our judgment, they had been highly valued at the beginning of the year, and we believed that there were more attractive investments elsewhere. Clearly, there was a large penalty for not owning those companies during this past year.

 The performance of our value-oriented approach also significantly lagged the market during two prior periods: in the early 1990s, amid an economic recession in the U.S., and in the early 1970s, which was characterized by the emergence of the "Nifty Fifty" stocks. Both were times when a narrow group of highly valued securities dominated the return for the Index as a whole. In both cases, these difficult periods were followed by a number of years of good relative performance for the Fund. While there can be no assurances, we are hopeful that post-1998 will prove to be similar, and thus we are committed to maintaining our value-oriented approach to investing.

 A secondary factor affecting the portfolio returns was our investment in energy and basic industry, which includes chemicals, forest products and metals. The portfolio included holdings in 15 companies in these industries, comprising about 20% of the Fund at the beginning of 1998. These companies appeared to have moderate valuations, particularly in relation to their opportunity for growth in global markets. However, as 1998 progressed, concerns mounted and expectations for global growth were cut in half. Demand for industrial goods weakened and prices for many commodities declined to 20-year lows. We had emphasized multinational companies across this broad sector and they proved to be especially vulnerable to the weakened global economy. As share prices declined, reflecting the weaker macro-environment outside the U.S., our total portfolio results were hurt.

 Why is the Fund maintaining its current investment strategy?

 Often, it is in times of uncertainty and pessimism that the best investment opportunities can be found. As discussed above, there is now considerable pessimism about companies in energy and basic industry. Yet these companies produce necessities that are essential components to modern industrial economies. Although a fall-off in global demand has led to the current oversupply and weak pricing, many expansion projects are now being postponed or canceled, and governments have withdrawn from operating (and subsidizing) production facilities in these industries. At the

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                             D O D G E  &  C O X
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                                 Stock Fund

 same time that additions are slowing, there are signs that demand is stabilizing and in some cases, increasing. Meanwhile, industry leaders such as Alcoa, Chevron, Dow Chemical, Weyerhaeuser and Rio Tinto are continuing to reduce costs in response to the difficult operating environment. With the decline in valuations in energy and basic industrial materials during 1998, we identified seven additional companies which we believe are attractive long-term investments. This broad area now represents 25% of the Fund.

 While we think basic materials and energy provide a compelling investment opportunity at current prices, 75% of the portfolio is in other areas. We are well diversified across industries, economic sectors and investment themes. As an example, reasonably valued technology companies comprise 15% of the portfolio. We are invested in established, growing franchises like Motorola, Hewlett-Packard and Electronic Data Systems. We also like companies where managers are also significant owners, and where they have demonstrated that they will act in the interests of the long-term shareholder over time.
 Examples in the portfolio include Nordstrom, Golden West Financial, News Corp. and Republic New York. In addition, our team of fifteen analysts is always looking for unique business franchises where our current investment dollar buys a great deal of revenues, cash flow, assets or other tangible benefits. Among our major holdings are FDX (Federal Express), General Motors, Union Pacific, Kmart and Deere.

 How long will the current market environment persist?

 Predicting when the environment will change is difficult. Short-term concerns can obscure the long-term view, especially since one's perspective is heavily influenced by current experience. Consequently, we believe that a long-term time frame is critical, particularly in times like the present. Our experience has taught us that out-of-favor, durable business franchises can be rewarding investments if one is persistent, disciplined and long-term oriented. We find that as the business environment deteriorates for a company or industry, investor expectations are lowered and stock prices decline, reflecting the expectation of continued poor conditions. However, "necessity is the mother of invention." Pressure builds to improve results and management responds. The potential for positive surprise increases.

 Our in-depth research, investment discipline and long-term focus give us the staying power to hold investments in times of uncertainty. We believe that the current pessimism for energy and basic industrial materials is now providing investment opportunity similar to that found in the U.S. banking industry in 1990-91. Bank earnings had deteriorated in the late 1980s and by 1991 valuations were extraordinarily low. Our analysis and long-term outlook enabled us to uncover the opportunity for recovery, and we increased investment in a number of companies in the bank sector. As industry fundamentals improved, we saw many of our bank holdings provide attractive returns for several years. Of course, there can be no assurances that this experience will be repeated by the companies held in our portfolio, but depressed conditions can often lead to long-term opportunity.

 In Closing

 We believe equity investing will offer rewarding opportunities over the long term. There are many fundamental positives still at work: integrating world economies and the rise of free market systems, mobility of capital, advances due to technological change, and the potential of rising demand from the developing world, where over five billion people are striving to increase their standard of living. While all these factors provide an attractive backdrop for equity investors, we do not believe that the unusually high returns for the S&P 500 in the recent period will be replicated over the next few years.

--------------------------------------------------------------------------------
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                                       2

                             D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                 Stock Fund

 We believe that our investment approach is viable over the long term, the recent year notwithstanding. Our long-held investment philosophy--individual company analysis focused on long-term earnings potential and reasonable valuation--remains unchanged. Our core investment team remains the same and we have added several new analysts. Our process--construction of the portfolio one stock at a time by our Investment Policy Committee (with an average of 21 years of investment experience at Dodge & Cox), based on the research of our team of in-house analysts--is the same.

 Thank you for your confidence in the Dodge & Cox Stock Fund. As always, we welcome your comments and questions.

 For the Board of Trustees,

 /s/ Harry R. Hagey, Chairman    /s/ John A. Gunn, President
 ----------------------------    ---------------------------
 Harry R. Hagey, Chairman        John A. Gunn, President

 January 26, 1999


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                                       3

                             D O D G E  &  C O X
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                                 Stock Fund


Objective     The Fund's primary objective is to provide shareholders with an opportunity for long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.

Strategy The Fund seeks to achieve these objectives by investing in well-established companies which, in the view of Dodge & Cox, have positive earnings prospects not reflected in the current price. Dodge & Cox makes a conscious effort to maintain representation in major economic sectors and areas with strong long-term profit potential. The strategy is based on a long-term investment horizon and, as a result, portfolio turnover tends to be low.

Ten Years of Investment Performance                  through December 31, 1998
--------------------------------------------------------------------------------

                          [LINE GRAPH APPEARS HERE]

                              Dodge & Cox              S & P 500
                              Stock Fund               Index
                              ----------               ---------
1/1/1989                       $10,000                  $10,000
12/31/1989                     $12,693                  $13,168
12/31/1990                     $12,048                  $12,758
12/31/1991                     $14,632                  $16,645
12/31/1992                     $16,218                  $17,912
12/31/1993                     $19,189                  $19,717
12/31/1994                     $20,178                  $19,977
12/31/1995                     $26,917                  $27,482
12/31/1996                     $32,917                  $33,790
12/31/1997                     $42,276                  $45,055
12/31/1998                     $44,544                  $57,927


Average annual total return for periods ended December 31, 1998           1 Year       5 Years      10 Years     20 Years
-------------------------------------------------------------------------------------------------------------------------
 Dodge & Cox Stock Fund                                                    5.39%        18.28%       16.11%       17.11%
 S&P 500 Index                                                            28.57         28.22        19.20        17.74

The chart covers the period from January 1, 1989 to December 31, 1998. It compares a $10,000 investment made in the Dodge & Cox Stock Fund to a $10,000 investment made in the Standard & Poor's 500 Stock (S&P 500) Index. The Fund's total returns include the reinvestment of dividend and capital gain distributions. The S&P 500 Index is a broad based, unmanaged measure of common stocks. Index returns include dividends and, unlike Fund returns, do not reflect fees and expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or a loss when shares are sold.

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                                       4

                             D O D G E  &  C O X
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                                 Stock Fund

Fund Information                                               December 31, 1998
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                               $90.70
Total Net Assets (millions)                                             $4,355
1998 Expense Ratio                                                        0.57%
1998 Portfolio Turnover                                                     19%
30 Day SEC Yield/1/                                                       1.67%
Fund Inception Date                                                       1965

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 21 years.

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Stocks:                                                                   97.1%
Short-Term Investments:                                                    2.9%

Stock Characteristics
--------------------------------------------------------------------------------
Number of Stocks                                                            74
Median Market Capitalization                                      $7.3 billion
Price to Earnings Ratio/2/                                                21.2x
Price to Book Value                                                        2.9x
Foreign Stocks/3/ (as percentage of Fund)                                   11%

Ten Largest Sectors                                                    % of Fund
--------------------------------------------------------------------------------
Energy                                                                    10.1
Electronics & Computer                                                     9.4
Banking                                                                    8.4
Transportation                                                             7.3
Consumer Products                                                          7.1
Consumer Durables                                                          6.4
Retail & Distribution                                                      6.3
Insurance & Financial Services                                             6.1
Capital Equipment                                                          5.1
Electric & Gas Utilities                                                   5.1

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
FDX Corp.                                                                  3.6
General Motors                                                             3.2
Pharmacia & Upjohn                                                         2.8
Motorola                                                                   2.7
Aluminum Co. of America                                                    2.6
Union Pacific                                                              2.5
Kmart                                                                      2.4
Citigroup                                                                  2.3
Dow Chemical                                                               2.3
R.R. Donnelley & Sons                                                      2.0

/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ Price to earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
/3/  All U.S. Dollar-denominated.

--------------------------------------------------------------------------------
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                                       5
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                             D O D G E  &  C O X
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                                 Stock Fund

                     Portfolio of Investments                                                           December 31, 1998
                     ----------------------------------------------------------------------------------------------------
                     SHARES                                                                                  MARKET VALUE
COMMON               CONSUMER: 22.3%
STOCKS:              CONSUMER PRODUCTS: 7.1%
95.0%                    473,600     Matsushita Electric Industrial Co., Ltd. ADR.........................   $ 82,643,200
                       1,925,000     Fort James Corp......................................................     77,000,000
                         954,400     Sony Corp. ADR.......................................................     68,478,200
                         835,100     Bausch & Lomb, Inc...................................................     50,106,000
                       1,028,300     Dole Food Co., Inc...................................................     30,849,000
                                                                                                              -----------
                                                                                                              309,076,400
                     CONSUMER DURABLES: 6.4%
                       1,968,000     General Motors Corp..................................................    140,835,000
                       1,260,000     Ford Motor Co........................................................     73,946,250
                       1,146,300     Whirlpool Corp.......................................................     63,476,362
                                                                                                              -----------
                                                                                                              278,257,612
                     RETAIL AND DISTRIBUTION: 6.2%
                       6,950,000     Kmart Corp.,+........................................................    106,421,875
                       2,120,000     Nordstrom, Inc.......................................................     73,537,500
                       1,524,750     Genuine Parts Co.....................................................     50,983,828
                       1,330,000     Dillard's, Inc. Class A..............................................     37,738,750
                         320,000     Fleming Cos., Inc....................................................      3,320,000
                                                                                                              -----------
                                                                                                              272,001,953
                     MEDIA, PRINTING, AND ENTERTAINMENT: 2.6%
                       2,030,800     R.R. Donnelley & Sons Co.............................................     88,974,425
                         504,100     Dow Jones & Co.......................................................     24,259,813
                                                                                                              -----------
                                                                                                              113,234,238
                                                                                                              -----------
                                                                                                              972,570,203

                     BASIC INDUSTRY: 14.6%
                     PAPER AND FOREST PRODUCTS: 4.8%
                       1,746,000     Weyerhaeuser Co......................................................     88,718,625
                       1,483,000     Champion International Corp..........................................     60,061,500
                         863,200     International Paper Co...............................................     38,682,150
                         718,600     Boise Cascade Corp...................................................     22,276,600
                                                                                                              -----------
                                                                                                              209,738,875
                     CHEMICALS: 4.5%
                       1,094,000     Dow Chemical Co......................................................     99,485,625
                         798,100     Eastman Chemical Co..................................................     35,714,975
                         580,000     Union Carbide Corp...................................................     24,650,000
                         744,000     Nalco Chemical Co....................................................     23,064,000
                         370,000     Lubrizol Corp........................................................      9,504,375
                         378,020     NOVA Corp............................................................      4,937,886
                                                                                                              -----------
                                                                                                              197,356,861
                     METALS AND MINING: 4.3%
                       1,535,000     Aluminum Co. of America..............................................    114,453,438
                       1,518,600     Rio Tinto Plc........................................................     68,811,563
                          57,100     Rio Tinto Limited....................................................      2,711,473
                                                                                                              -----------
                                                                                                              185,976,474
                     GENERAL MANUFACTURING: 1.0%
                       2,520,000     Archer Daniels Midland Co............................................     43,312,500
                                                                                                              -----------
                                                                                                              636,384,710

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                                       6
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                             D O D G E  &  C O X
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--------------------------------------------------------------------------------
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                                 Stock Fund

                     Portfolio of Investments                                                           December 31, 1998
                     ----------------------------------------------------------------------------------------------------
                     SHARES                                                                                  MARKET VALUE

COMMON               FINANCE: 14.5%
STOCKS               BANKING: 8.4%
(Continued)            2,042,500     Citigroup, Inc.......................................................   $101,103,750
                       1,546,200     Republic New York Corp...............................................     70,448,738
                         748,400     Golden West Financial Corp...........................................     68,618,925
                       1,128,121     BankAmerica Corp.....................................................     67,828,275
                       1,510,400     Wells Fargo & Company................................................     60,321,600
                                                                                                              -----------
                                                                                                              368,321,288

                     INSURANCE AND FINANCIAL SERVICES: 6.1%
                         770,100     American Express Co..................................................     78,742,725
                         756,100     Loews Corp...........................................................     74,286,825
                       2,046,000     The St. Paul Cos., Inc...............................................     71,098,500
                         620,000     Chubb Corp...........................................................     40,222,500
                                                                                                              -----------
                                                                                                              264,350,550
                                                                                                              -----------
                                                                                                              632,671,838

                     ENERGY: 10.1%
                       1,518,200     Amerada Hess Corp....................................................     75,530,450
                       1,531,000     Phillips Petroleum Co................................................     65,258,875
                         745,000     Chevron Corp.........................................................     61,788,437
                       3,245,200     Occidental Petroleum Corp............................................     54,762,750
                       1,509,700     Unocal Corp..........................................................     44,064,369
                       2,451,700     Baker Hughes, Inc....................................................     43,364,444
                         774,000     Royal Dutch Petroleum Co.............................................     37,055,250
                       3,804,624     Union Pacific Resources Group, Inc...................................     34,479,405
                         500,000     Schlumberger Ltd.....................................................     23,062,500
                                                                                                              -----------
                                                                                                              439,366,480

                     ELECTRONICS AND COMPUTER: 9.4%
                       1,935,000     Motorola, Inc........................................................    118,155,937
                       1,710,000     Electronic Data Systems..............................................     85,927,500
                       1,108,000     Hewlett-Packard Co...................................................     75,690,250
                       1,594,300     NCR Corp.,+..........................................................     66,562,025
                       2,430,000     National Semiconductor Corp.,+.......................................     32,805,000
                         460,000     Adobe Systems, Inc...................................................     21,505,000
                       1,008,400     Sybase, Inc.,+.......................................................      7,468,463
                                                                                                              -----------
                                                                                                              408,114,175

                     TRANSPORTATION: 7.3%
                       1,779,200     FDX Corp.,+..........................................................    158,348,800
                       2,414,200     Union Pacific Corp...................................................    108,789,887
                       2,733,000     Canadian Pacific Ltd.................................................     51,585,375
                                                                                                              -----------
                                                                                                              318,724,062

                     CAPITAL EQUIPMENT: 5.1%
                       2,101,200     Deere & Co...........................................................     69,602,250
                       1,170,000     Caterpillar, Inc.....................................................     53,820,000
                       1,200,000     Fluor Corp...........................................................     51,075,000
                         550,300     Lockheed Martin Corp.................................................     46,637,925
                                                                                                              -----------
                                                                                                              221,135,175

                See accompanying Notes to Financial Statements
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                             D O D G E  &  C O X
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                                 Stock Fund

                     Portfolio of Investments                                                           December 31, 1998
                     ----------------------------------------------------------------------------------------------------
                     SHARES                                                                                  MARKET VALUE
COMMON               ELECTRIC AND GAS UTILITIES: 5.1%
STOCKS                 2,051,000     Central & South West Corp..........................................   $   56,274,312
(Continued)            1,050,000     Texas Utilities Co.................................................       49,021,875
                         761,900     FPL Group, Inc.....................................................       46,952,087
                       1,264,600     Wisconsin Energy Corp..............................................       39,755,863
                       1,890,100     TransCanada PipeLines Ltd..........................................       27,878,975
                                                                                                           --------------
                                                                                                              219,883,112

                     DIVERSIFIED TECHNOLOGY: 3.4%
                         440,000     Xerox Corp.........................................................       51,920,000
                       1,125,000     Corning, Inc.......................................................       50,625,000
                       1,034,300     Raychem Corp.......................................................       33,420,819
                         775,300     Unova, Inc.,+......................................................       14,052,312
                                                                                                           --------------
                                                                                                              150,018,131

                     HEALTHCARE AND PHARMACEUTICAL: 3.2%
                       2,170,100     Pharmacia & Upjohn, Inc............................................      122,881,913
                         910,000     First Health Group Corp.,+.........................................       15,071,875
                                                                                                           --------------
                                                                                                              137,953,788
                                                                                                           --------------
                                        Total Common Stocks (cost $3,402,199,783).......................    4,136,821,674
                                                                                                           --------------

PREFERRED            CONSUMER: 2.1%
STOCKS:                3,500,500     News Corp. Ltd., Limited Voting Ordinary Shares ADR................       86,418,594
2.1%                      64,100     Kmart Financing I, 7 3/4% Trust Convertible Preferred..............        3,713,794
                                                                                                           --------------
                                        Total Preferred Stocks (cost $66,942,080).......................       90,132,388
                                                                                                           --------------

                     PAR VALUE
SHORT-TERM
INVESTMENTS:         $28,073,708     SSGA Prime Money Market Fund.......................................       28,073,708
3.1%                  60,000,000     U.S. Treasury Bills, 1/7/1999......................................       59,949,550
                      50,000,000     U.S. Treasury Bills, 3/4/1999......................................       49,623,695
                                                                                                           --------------
                                        Total Short-Term Investments (cost $137,646,953)................      137,646,953
                                                                                                           --------------

                     TOTAL INVESTMENTS (cost $3,606,788,816)...........................   100.2%            4,364,601,015
                     OTHER ASSETS LESS LIABILITIES.....................................   (0.2)%               (9,306,596)
                                                                                         -----             --------------
                     TOTAL NET ASSETS..................................................   100.0%           $4,355,294,419
                                                                                         =====             ==============

                     + Non-income producing



                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                             D O D G E  &  C O X
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                                 Stock Fund

                              Statement of Assets and Liabilities                              December 31, 1998
                              ----------------------------------------------------------------------------------
                              ASSETS:
                              Investments, at market value (identified cost $3,606,788,816)..     $4,364,601,015
                              Receivable for Fund shares sold................................          6,879,552
                              Dividends and interest receivable..............................          7,570,411
                              Prepaid expenses...............................................             41,755
                                                                                                  --------------
                                                                                                   4,379,092,733
                                                                                                  --------------

                              LIABILITIES:
                              Payable for Fund shares redeemed...............................         21,475,424
                              Management fees payable........................................          1,843,172
                              Accounts payable...............................................            479,718
                                                                                                  --------------
                                                                                                      23,798,314
                                                                                                  --------------
                              NET ASSETS.....................................................     $4,355,294,419
Net asset value                                                                                   ==============
per share $90.70
                              NET ASSETS CONSIST OF:
Beneficial                    Paid in capital................................................     $3,539,433,948
shares outstanding            Accumulated undistributed net investment income................            979,836
48,016,735                    Accumulated undistributed net realized gain on investments.....         57,068,436
(par value $0.01 each,        Net unrealized appreciation on investments.....................        757,812,199
unlimited shares                                                                                  --------------
authorized)                                                                                       $4,355,294,419
                                                                                                  ==============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                             D O D G E  &  C O X
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--------------------------------------------------------------------------------
                                 Stock Fund

Statement of Operations                                              Year Ended December 31, 1998
-------------------------------------------------------------------------------------------------
             INVESTMENT INCOME:
             Dividends..........................................................    $  79,325,002
             Interest...........................................................       18,308,738
                                                                                    -------------
                                                                                       97,633,740
                                                                                    -------------

             EXPENSES:
             Management fees (Note 2)...........................................       22,197,066
             Custodian and fund accounting fees.................................          256,935
             Transfer agent fees................................................        1,648,097
             Audit fees.........................................................           45,358
             Legal fees.........................................................            7,550
             Shareholder reports................................................          406,251
             Registration fees..................................................          540,039
             Trustees' fees (Note 2)............................................           14,000
             Miscellaneous......................................................           65,319
                                                                                    -------------
                                                                                       25,180,615
                                                                                    -------------
             NET INVESTMENT INCOME..............................................       72,453,125
                                                                                    -------------

             REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
               Net realized gain on investments.................................      324,308,314
               Net unrealized depreciation on investments.......................     (188,133,334)
                                                                                    -------------
                 Net realized and unrealized gain on investments................      136,174,980
                                                                                    -------------

             NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............    $ 208,628,105
                                                                                    =============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                             D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 Stock Fund

             Statement of Changes in Net Assets                                                             Year Ended December 31,
             ----------------------------------------------------------------------------------------------------------------------
                                                                                                    1998                      1997
             OPERATIONS:
             Net investment income..................................................     $    72,453,125            $   54,270,671
             Net realized gain......................................................         324,308,314               297,643,981
             Net unrealized appreciation (depreciation).............................        (188,133,334)              396,146,924
                                                                                         ---------------            --------------
             Net increase in net assets from operations.............................         208,628,105               748,061,576
                                                                                         ---------------            --------------

             DISTRIBUTIONS TO SHAREHOLDERS FROM:
             Net investment income..................................................         (71,742,283)              (54,214,363)
             Net realized gain......................................................        (337,213,581)             (243,063,381)
                                                                                         ---------------            --------------
             Total distributions....................................................        (408,955,864)             (297,277,744)
                                                                                         ---------------            --------------

             BENEFICIAL SHARE TRANSACTIONS:
             Amounts received from sale of shares...................................       1,255,961,170             1,593,775,898
             Net asset value of shares issued in reinvestment of distributions......         373,646,356               274,381,891
             Amounts paid for shares redeemed.......................................      (1,160,943,436)             (484,030,127)
                                                                                         ---------------            --------------
             Net increase from beneficial share transactions........................         468,664,090             1,384,127,662
                                                                                         ---------------            --------------
             Total increase in net assets...........................................         268,336,331             1,834,911,494

             NET ASSETS:
             Beginning of year......................................................       4,086,958,088             2,252,046,594
                                                                                         ---------------            --------------
             End of year (including undistributed net investment income of
             $979,836 and $268,994, respectively)...................................     $ 4,355,294,419            $4,086,958,088
                                                                                         ===============            ==============

             Shares sold............................................................          13,018,690                17,305,613
             Shares issued in reinvestment of distributions.........................           4,028,923                 2,975,353
             Shares redeemed........................................................         (12,248,020)               (5,281,734)
                                                                                         ---------------            --------------
             Net increase in shares outstanding.....................................           4,799,593                14,999,232
                                                                                         ===============            ==============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                                       11

                             D O D G E  &  C O X
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
                                 Stock Fund


       Notes to Financial Statements
       -------------------------------------------------------------------------
1 Dodge & Cox Stock Fund (the "Fund") reorganized on April 30, 1998, and became a separate series of Dodge & Cox Funds (the "Trust"), in accordance with a plan of reorganization approved by the Fund's shareholders on January 30, 1998. The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

       The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other expenses of the Fund exceed 3/4 of 1% of the average daily net asset value for the year. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

3 For the year ended December 31, 1998, purchases and sales of securities, other than short-term securities, aggregated $1,160,990,716 and $772,099,185, respectively. At December 31, 1998, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $757,812,199, of which $968,864,763 represented appreciated securities and $211,052,564 represented depreciated securities.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

                             D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Stock Fund


Financial Highlights
-------------------------------------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each year)
                                                                                      Year Ended December 31,
                                                                   ------------------------------------------
                                                                     1998     1997     1996     1995     1994
Net asset value, beginning of year                                 $94.57   $79.81   $67.83   $53.94   $53.23

Income from investment operations:
   Net investment income                                             1.57     1.48     1.28     1.27     1.15
   Net realized and unrealized gain                                  3.54    20.86    13.67    16.54     1.60
                                                                   ------   ------   ------   ------   ------
   Total from investment operations                                  5.11    22.34    14.95    17.81     2.75
                                                                   ------   ------   ------   ------   ------

Distributions to shareholders from:
   Net investment income                                            (1.56)   (1.49)   (1.29)   (1.26)   (1.15)
   Net realized gain                                                (7.42)   (6.09)   (1.68)   (2.66)    (.89)
                                                                   ------   ------   ------   ------   ------
   Total distributions                                              (8.98)   (7.58)   (2.97)   (3.92)   (2.04)
                                                                   ------   ------   ------   ------   ------
Net asset value, end of year                                       $90.70   $94.57   $79.81   $67.83   $53.94
                                                                   ======   ======   ======   ======   ======
Total return                                                         5.39%   28.41%   22.26%   33.38%    5.16%

Ratios/Supplemental Data:
   Net assets, end of year (millions)                              $4,355   $4,087   $2,252   $1,228   $  543
   Ratio of expenses to average net assets                            .57%     .57%     .59%     .60%     .61%
   Ratio of net investment income to average net assets              1.63%    1.67%    1.79%    2.07%    2.16%
   Portfolio turnover rate                                             19%      19%      10%      13%       7%


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                                       13

                             D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Stock Fund

             Report of Independent Accountants
             -------------------------------------------------------------------

             To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Stock Fund

             In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Stock Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


             PricewaterhouseCoopers LLP
             San Francisco, California

             January 26, 1999


             -------------------------------------------------------------------
             Special 1998 Tax Information (unaudited)

             The following information is provided pursuant to provisions of the Internal Revenue Code:

             The Fund's distributions to shareholders included $310,304,102 from long-term capital gains, all of which is subject to Federal income tax at a maximum rate of 20%.

             Corporate shareholders should note that for the year ended December 31, 1998, a total of 75% of the Fund's ordinary dividends (as reported to shareholders in Box 1 of Form 1099-DIV) qualified for the corporate dividends received deduction.


--------------------------------------------------------------------------------
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                                       14

                             D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Stock Fund

                  General Information
                  --------------------------------------------------------------

Investment        Since 1930, Dodge & Cox has been providing professional
Manager           investment management for individuals, trustees, corporations, pension and profit-sharing funds, and charitable institutions.
                  Dodge & Cox manages the Dodge & Cox Stock Fund, the Dodge &
                  Cox Balanced Fund and the Dodge & Cox Income Fund.

No-Load Fund      Shares of the Fund are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 plan distribution charges.

Gifts Fund shares provide a convenient method for making gifts to children and to other family members. Shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Automatic         Shareholders may make regular monthly or quarterly investments
Investment Plan   of $100 or more through automatic  deductions from their
                  bank accounts.

Withdrawal Plan   Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50.

Reinvestment      Shareholders may direct that dividend and capital gains
Plan              distributions be reinvested in additional Fund shares.

                  The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has a Traditional and Roth Individual Retirement Account Plan (IRA) available for shareholders of the Fund.


--------------------------------------------------------------------------------
                          PREPARING FOR THE YEAR 2000

The Fund's key service providers--Dodge & Cox, the investment manager; Boston Financial Data Services Inc., the transfer agent; and State Street Bank and Trust Company, the custodian and fund accountant--are taking steps that each believes are reasonably designed to address the Year 2000 issue with respect to the systems that they use. For example, the service providers have established comprehensive Year 2000 readiness programs to identify, evaluate and resolve Year 2000 readiness issues. The service providers' Year 2000 efforts are progressing steadily and considerable progress has been made to date. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances to that effect. Additional information on Year 2000 preparations can be found on the Fund's web site at www.dodgeandcox.com.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

D O D G E & C O X                                     D O D G E & C O X
-----------------                                     -----------------
 Balanced Fund

                                                       Balanced Fund
                                                      Established 1931

Investment Managers                                   -----------------
    Dodge & Cox
One Sansome Street                                    -----------------
    35th Floor
   San Francisco
California 94104-4405
   (415) 981-1710


For Fund literature and
information, please
visit the Fund's
web site at:

www.dodgeandcox.com

or write or call:

  Dodge & Cox Funds
c/o Boston Financial
   Data Services
    P.O. Box 9051
       Boston
Massachusetts 02205-9051
     (800) 621-3979
-----------------

  This report is submitted
for the general information
of the shareholders of the
Fund. The report is not
authorized for distribution
to prospective investors                              68th Annual Report
in the Fund unless it is                              December 31, 1998
accompanied by an effective
prospectus.
-----------------                                     -----------------
                                                      -----------------
                                                      -----------------
Printed on recycled paper.
12/98 BF AR

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

 To Our Shareholders
 ------------------------------------------------------------------------------
 Against the backdrop of a volatile global financial environment, the Dodge & Cox Balanced Fund achieved a total return of 6.7% during 1998. This return compared to the Combined Index* total return of 21.0% for the year. The fixed-income portion of the Fund essentially matched the Lehman Brothers Aggregate Bond Index (LBAG) return for the year. However, the equity portion of the Fund significantly lagged the Standard & Poor's 500 Index (S&P 500) return. In fact, it was the most disappointing one-year period of equity performance relative to the S&P 500 in Dodge & Cox's history. Longer-term results of the Fund appear on page five of this report. Unfortunately, the weak equity return in 1998 also had an impact on the Fund's long-term comparisons relative to the Combined Index.

 The Fund's net asset value per share finished the year at $65.22. The Fund paid income dividends of $2.23 per share and distributed net realized short and long-term capital gains of $3.74 per share during the year.

 At December 31, 1998 the Balanced Fund's total net assets were $5.7 billion. The Fund was approximately 60.5% invested in stocks, 36.0% in fixed-income securities and 3.5% in cash equivalents. The amount invested in equities was up modestly from the third quarter, principally due to a fourth quarter rebound in stock prices.

 Unprecedented Market Volatility and Return Disparities

 Last year was characterized by extreme volatility in both the equity and fixed-income markets in which the Balanced Fund invests. Common stocks started 1998 with strong returns in the first half, but then sold off sharply in the summer when Russia defaulted on its debt and fears about a global economic slowdown escalated. In early October, the S&P 500 was actually down for the year. The environment for equities improved dramatically in the next three months, as those fears abated following the Federal Reserve Board's three reductions in short-term interest rates. Remarkably, the S&P 500 finished with another strong annual gain. However, most stocks did not perform nearly as well as the broad Index, which was dominated by a short list of very large, high-valuation companies. This point is perhaps best illustrated by the record gap between the market-cap weighted (giving more impact to large companies) S&P 500 total return of 28.6% and an estimated equal-weighted S&P 500 return of 10.8%.

 Interest rates declined steadily in the bond market throughout the first nine months of the year, which was somewhat surprising if one considers that rates were quite low when the year began, and then rose modestly in the final quarter. The benchmark thirty-year U.S. Treasury yield fell from 5.92% to 5.09% during the year, while the five-year Treasury yield fell from 5.71% to 4.54%. However, the big event was a dramatic "flight to quality" that took place during the summer as investors decided to seek the safety of U.S. Treasury securities. All other sectors of the fixed-income market were left behind during this period, with non-Treasury bond yield spreads widening to recession-type levels. During the final months of the year, bond spreads began to narrow again in response to the above-mentioned Federal Reserve actions. The LBAG finished the year with a respectable total return of 8.7%.

 What happened to the Balanced Fund's equity portfolio in 1998?

 To an unusual degree, the performance of the broad stock market was dominated by a small number of very large, high-valuation companies that had extraordinary returns. The 25 companies that contributed most to the return of the S&P 500 accounted for 65% of the Index's return. These 25 companies had an average return of 90% in 1998; the other 475 companies in the S&P 500 returned 11%. This group of top performing companies includes a number of technology firms like Microsoft, Dell, Cisco and Lucent, as well as a number of retail and pharmaceutical companies.

 * The Combined Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Lehman Brothers Aggregate Bond Index (LBAG).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                       1

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

 ------------------------------------------------------------------------------
 Our portfolio was not invested in many of the strongest performing stocks, because in our judgment they were highly valued at the beginning of the year. We believed that there were much more attractive valuations elsewhere. Clearly, there was a large penalty for not owning those companies during this past year.

 The performance of Dodge & Cox's value-oriented approach also significantly lagged the market during two prior periods: in the early 1990s, amid an economic recession in the U.S., and in the early 1970s, which was characterized by the emergence of the "Nifty Fifty" stocks. Both were times when a narrow group of highly valued securities dominated the return for the S&P 500 as a whole. In both cases, these difficult periods were followed by a number of years of good relative performance for the Fund's equity portfolio. While there can be no assurances, we are hopeful that post-1998 will prove to be similar and thus we are committed to maintaining our value approach to investing.

 Why is the Fund maintaining its current equity investment strategy?

 Often, it is in times of uncertainty and pessimism that the best investment opportunities can be found. There is now considerable pessimism about companies in energy and basic industries such as chemicals, forest products and metals, following their weak performance in 1998. Yet these companies produce necessities that are the essential building blocks of industrial economies. Although a fall-off in global demand has led to current oversupply and weak pricing, many expansion projects are now being postponed or canceled, and governments have withdrawn from operating (and subsidizing) production facilities in these industries. At the same time that capacity additions are slowing, there are signs that demand is stabilizing and in some cases, increasing. Meanwhile, industry leaders such as Alcoa, Chevron, Dow Chemical, Weyerhaeuser and Rio Tinto are continuing to reduce costs in response to the difficult operating environment. The Balanced Fund's equity portfolio holds each of these five companies and nineteen others in the energy and basic industry sectors. We believe that these stocks, which now represent about 25% of the Fund's equity assets, offer significant value for the long-term investor.

 While we think basic industry and energy provide a compelling investment opportunity at current prices, 75% of the Fund's equity portfolio is invested in other areas. The Fund is well diversified across industries, economic sectors and investment themes, holding a total of 73 companies in the equity portfolio. As an example, reasonably priced technology companies comprise 15% of the equity portfolio. The Fund is invested in established, growing franchises like Motorola, Hewlett-Packard and Electronic Data Systems. We also like companies where managers are significant owners, and where they have demonstrated that they will act in the interests of the long-term shareholder over time. Examples in the portfolio include Nordstrom, Golden West Financial and News Corp. In addition, our team of fifteen research analysts is always looking for unique business franchises where our current investment dollar buys a great deal of revenues, cash flow, assets or other tangible benefits. Among the Fund's major holdings are FDX (Federal Express), General Motors, Union Pacific, Kmart and Deere.

 How long will the current equity market environment persist?

 Predicting when the environment will change is difficult. Short-term concerns can obscure the long-term view, especially since one's perspective is heavily influenced by current experience. Consequently, we believe that a long-term time frame is critical, particularly in times like the present. Our experience has taught us that out-of-favor, durable business franchises can be rewarding investments if one is persistent and disciplined, which we distinguish from stubborn. We find that as the business climate deteriorates for a company or industry, investor expectations are lowered and stock prices decline, reflecting the expectation of continued poor conditions. However, "necessity is the mother of invention." Pressure builds to improve results and management responds. The potential for positive surprise increases. Our in-depth research, investment discipline and long-term focus give us the staying power to hold these investments in times of uncertainty.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

 ------------------------------------------------------------------------------
 We believe that our investment approach will continue to be successful over the long-term, the recent year notwithstanding. Our time-tested investment philosophy--individual company analysis focused on long-term earnings potential and low valuation--remains unchanged. Our core investment team remains the same and we have added several new analysts. Our process-- construction of the portfolio one stock at a time by our Investment Policy Committee (with an average of 21 years of investment experience at Dodge &
 Cox), using the research of our team of in-house analysts--is the same.

 Fixed-Income Focus on Corporates and Mortgages

 Our primary focus as bond managers has always been the utilization of two long-standing Dodge & Cox hallmarks: independent fundamental research and individual security selection. Within the fixed-income portion of the Balanced Fund, this approach has led to a higher percentage of holdings in the corporate and mortgage sectors compared to the LBAG. We believe that bond investors were indiscriminate in their reaction to perceived credit risk over the summer. We continue to have confidence in the type of corporate and mortgage issues we have invested in for the Fund: non-callable corporates and "seasoned," well-structured mortgage-related securities, which tend to exhibit relatively more stable cash flows over a variety of interest rate scenarios. At year-end, issues in these two bond sectors each represented about 40% of the Fund's fixed-income portfolio.

 In response to the unusual yield premium widening discussed above, we called upon our in-house research team to actively seek investment opportunities. In addition to new bond purchases, we also added opportunistically to core holdings such as Time Warner Entertainment in the fixed-income portion of the Fund. In the following paragraph, we highlight one of the corporate bond purchases we made for the Fund during the fourth quarter. This example is given in order to illustrate our research-intensive approach to fixed-income security selection, not because we consider it more attractive than the Fund's other holdings.

 Raychem is a diversified materials science company with $1.8 billion in fiscal 1998 revenues generated from two broad industrial business segments. As a first time issuer in the fixed-income capital markets, Raychem is not well known in the fixed-income community. This lack of familiarity, coupled with the volatility in the corporate market during October and the flight to large, well-known issuers, meant that Raychem faced an unfriendly reception when they announced a bond deal. Having analyzed Raychem as an equity investment for many years, Dodge & Cox was attracted to the credit fundamentals of the company--strong cash flows, low leverage and excellent interest coverage. In October, we purchased $35,000,000 par value of Raychem debentures which bear a coupon of 7.20% and a final maturity of October 15, 2008. We purchased these Baa2/A-rated securities at a yield premium of 270 basis points (2.7%) over the benchmark 10-year U.S. Treasury. We believe the Raychem notes offer attractive incremental yield and total return potential for the bond investor with a focus on fundamental value and a long-term investment horizon.

 Caution on Future Inflation

 Throughout 1998, we maintained the Fund's fixed-income duration (a measure of price sensitivity to changes in interest rates) shorter than that of the LBAG due to the low absolute level of interest rates and our concerns about future inflation. While the turmoil in Asia and other emerging economies should have a dampening effect on global economic growth potential, we remain concerned about the possibility of modestly rising inflation in the United States. A continuation of the dramatic reduction in energy prices, which has fueled the most recent drop in inflation, appears highly unlikely. Without this benefit, price inflation remains above 2% and could move higher. This fact, coupled with U.S. Treasury rates, which are at 4.5% in short maturities and slightly above 5% in long bonds, does not leave much cushion for bond investors. At year-end, the fixed-income portion of the Fund had a duration statistic of 4.45 years, slightly shorter than the LBAG.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

 ------------------------------------------------------------------------------
 Although we have become more concerned about the possibility of higher U.S. inflation, we continue to believe that the use of fixed-income securities adds relative stability to a long-term balanced investment strategy. With this in mind, we will continue to focus on individual security selection through our fundamental research, with the goal of identifying issuers and fixed-income sectors where we believe that other investors underestimate creditworthiness and total return potential. We will also maintain the Fund's high average credit quality and diversification, while striving to attain a higher-than-market yield in the fixed-income portion of the Fund.

 Closing Thoughts

 We believe that equity investing will offer rewarding opportunities over the long term. There are many fundamental positives still at work: an integrating global economy and the rise of free market systems, mobility of capital, advances due to technological change, and the potential of rising demand from the developing world. While all these factors provide an attractive backdrop for equity investors, we do not believe that the unusually high returns for the S&P 500 in the recent period will be replicated over the next few years.

 Thank you for your confidence in the Dodge & Cox Balanced Fund. As always, we welcome your comments and questions.


                                   For the Board of Trustees,

                                   /s/ Harry R. Hagey, Chairman
                                   -----------------------------------
 January 26, 1999                  Harry R. Hagey, Chairman

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

Objective    The Fund's objectives are to provide shareholders with regular income, conservation of principal and an opportunity for long-term growth of principal and income.

Strategy The Fund seeks to achieve these objectives by investing in a diversified portfolio of common stocks, preferred stocks and bonds.

             Stocks: The Fund invests in well-established companies which, in the view of Dodge & Cox, have positive earnings prospects not reflected in the current price. Dodge & Cox makes a conscious effort to maintain representation in major economic sectors and areas with strong long-term profit potential. The Fund will hold no more than 75% of its total assets in stocks.

             Bonds: Dodge & Cox constructs a diversified portfolio of high-quality bonds, while striving to maintain the fixed-income yield higher than that of the broad bond market. Fixed-income securities in the Fund will generally include U.S. Government, mortgage-related and corporate issues.

Ten Years of Investment Performance                                                                       through December 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                     [LINE GRAPH APPEARS HERE]

                                                              Dodge & Cox          S&P 500
                        LBAG Index         Combined Index     Balanced Fund        Index
                        ----------         --------------     -------------        -------
 1/1/1989               $10,000            $10,000            $10,000              $10,000
12/31/1989               11,455             12,473             12,303               13,168
12/31/1990               12,482             12,701             12,416               12,758
12/31/1991               14,479             15,849             14,991               16,645
12/31/1992               15,550             17,048             16,577               17,912
12/31/1993               17,067             18,752             19,224               19,717
12/31/1994               16,568             18,690             19,607               19,977
12/31/1995               19,630             24,229             25,100               27,482
12/31/1996               20,339             27,854             28,801               33,790
12/31/1997               22,308             34,434             34,910               45,055
12/31/1998               24,244             41,663             37,251               57,927


Average annual total return for periods ended December 31, 1998         1 Year      5 Years     10 Years      20 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Dodge & Cox Balanced Fund                                               6.70%      14.14%       14.05%       14.33%
 Combined Index                                                         20.99       17.32        15.34        14.96
 S&P 500 Index                                                          28.57       24.05        19.20        17.74
 Lehman Brothers Aggregate Bond Index                                    8.67        7.27         9.26        10.19

The chart covers the period from January 1, 1989 to December 31, 1998. It compares a $10,000 investment made in the Dodge & Cox Balanced Fund to $10,000 investments made in the Standard & Poor's 500 Stock (S&P 500) Index, the Lehman Brothers Aggregate Bond (LBAG) Index and a Combined Index. The Fund's total returns include the reinvestment of dividend and capital gain distributions. The S&P 500 Index is a broad-based, unmanaged measure of common stocks. The LBAG Index is a broad-based, unmanaged measure of investment grade-rated corporate and U.S. Government fixed-income securities. The Combined Index reflects an unmanaged portfolio of 60% of the S&P 500 Index and 40% of the LBAG Index. The Fund may, however, invest up to 75% of its total assets in stocks. Index returns include dividends and/or interest income, and unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

Fund Information                                               December 31, 1998
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $65.22
Total Net Assets (millions)                                              $5,693
30 Day SEC Yield/1/                                                        3.22%
1998 Expense Ratio                                                         0.54%
1998 Portfolio Turnover                                                      26%
Fund Inception Date                                                        1931

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 21 years, and by the Fixed-Income Strategy Committee, whose ten members' average tenure is 13 years.

Asset Allocation
--------------------------------------------------------------------------------
                         [PIE CHART APPEARS HERE]
Bonds:                                                                     36.0%
Stocks:                                                                    60.5%
Short-Term Investments:                                                     3.5%

Stock Portfolio (60.5% of Fund)
--------------------------------------------------------------------------------
Number of Stocks                                                             75
Median Market Capitalization                                       $7.6 billion
Price to Earnings Ratio/2/                                                21.2x
Price to Book Value                                                        2.9x
Foreign Stocks/3/ (as percentage of Fund)                                    7%

Five Largest Sectors                                                   % of Fund
--------------------------------------------------------------------------------
Energy                                                                       6.3
Electronics & Computer                                                       6.0
Banking                                                                      5.5
Transportation                                                               4.6
Consumer Products                                                            4.5

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
FDX Corp.                                                                   2.3
General Motors                                                              2.0
Pharmacia & Upjohn                                                          1.7
Motorola                                                                    1.7
Aluminum Co. of America                                                     1.6
Union Pacific                                                               1.6
Citigroup                                                                   1.5
Kmart                                                                       1.5
Dow Chemical                                                                1.4
Weyerhaeuser                                                                1.3

Bond Portfolio (36.0% of Fund)
--------------------------------------------------------------------------------
Number of Bonds                                                             123
Average Quality                                                              AA
Average Maturity                                                      9.6 years
Effective Duration                                                   4.45 years

Moody's/Standard & Poor's Quality Ratings                              % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                      21.4
Aaa/AAA                                                                     1.5
Aa/AA                                                                       0.0
A/A                                                                         7.9
Baa/BBB                                                                     5.2
Ba/BB                                                                       0.0

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                         7.1
Federal Agency CMO and REMIC+                                               8.6
Federal Agency Mortgage Pass-Through                                        5.7
Asset-Backed                                                                1.0
Corporate                                                                  11.8
Foreign (U.S. Dollar-denominated)                                           1.8

       +Collateralized Mortgage Obligation and
        Real Estate Mortgage Investment Conduit

/1/ An annualization of the Fund's total net investment income per share for the
    30-day period ended on the last day of the month.
/2/ Price to earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
/3/ All U.S. Dollar-denominated.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                   Portfolio of Investments                                                                       December 31, 1998
                   ----------------------------------------------------------------------------------------------------------------
                        SHARES                                                                                         MARKET VALUE
COMMON             CONSUMER: 13.8%
STOCKS:            CONSUMER PRODUCTS: 4.5%
59.2%                   376,200   Matsushita Electric Industrial Co., Ltd. ADR....................................   $   65,646,900
                        880,000   Sony Corp. ADR..................................................................       63,140,000
                      1,490,000   Fort James Corp.................................................................       59,600,000
                        732,100   Bausch & Lomb, Inc..............................................................       43,926,000
                        750,100   Dole Food Co., Inc..............................................................       22,503,000
                                                                                                                       ------------
                                                                                                                        254,815,900
                   CONSUMER DURABLES: 3.9%
                      1,610,000   General Motors Corp.............................................................      115,215,625
                        998,000   Ford Motor Co...................................................................       58,570,125
                        928,500   Whirlpool Corp..................................................................       51,415,687
                                                                                                                       ------------
                                                                                                                        225,201,437
                   RETAIL AND DISTRIBUTION: 3.8%
                      5,408,000   Kmart Corp., +..................................................................       82,810,000
                      1,684,000   Nordstrom, Inc..................................................................       58,413,750
                      1,161,000   Genuine Parts Co................................................................       38,820,938
                      1,180,000   Dillard's,  Inc. Class A........................................................       33,482,500
                        287,000   Fleming Cos., Inc...............................................................        2,977,625
                                                                                                                       ------------
                                                                                                                        216,504,813
                   MEDIA, PRINTING, AND ENTERTAINMENT: 1.6%
                      1,594,000   R.R. Donnelley & Sons Co........................................................       69,837,125
                        415,550   Dow Jones & Co..................................................................       19,998,344
                                                                                                                       ------------
                                                                                                                         89,835,469
                                                                                                                       ------------
                                                                                                                        786,357,619

                   FINANCE: 9.4%
                   BANKING: 5.5%
                      1,792,500   Citigroup, Inc..................................................................       88,728,750
                        660,000   Golden West Financial Corp......................................................       60,513,750
                      1,303,400   Republic New York Corp..........................................................       59,386,163
                        922,434   BankAmerica Corp................................................................       55,461,344
                      1,251,600   Wells Fargo & Company...........................................................       49,985,775
                                                                                                                       ------------
                                                                                                                        314,075,782
                   INSURANCE AND FINANCIAL SERVICES: 3.9%
                        643,000   American Express Co.............................................................       65,746,750
                        643,100   Loews Corp......................................................................       63,184,575
                      1,679,000   The St. Paul Cos., Inc..........................................................       58,345,250
                        509,000   Chubb Corp......................................................................       33,021,375
                                                                                                                       ------------
                                                                                                                        220,297,950
                                                                                                                       ------------
                                                                                                                        534,373,732

                   BASIC INDUSTRY: 9.1%
                   PAPER AND FOREST PRODUCTS: 3.1%
                      1,430,000   Weyerhaeuser Co.................................................................       72,661,875
                      1,280,000   Champion International Corp.....................................................       51,840,000
                        783,200   International Paper Co..........................................................       35,097,150
                        566,000   Boise Cascade Corp..............................................................       17,546,000
                                                                                                                       ------------
                                                                                                                        177,145,025

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                   Portfolio of Investments                                                                       December 31, 1998
                   ----------------------------------------------------------------------------------------------------------------
                        SHARES                                                                                         MARKET VALUE
COMMON             CHEMICALS: 2.8%
STOCKS                  850,000   Dow Chemical Co................................................................     $  77,296,875
(Continued)             596,700   Eastman Chemical Co............................................................        26,702,325
                        667,700   Nalco Chemical Co..............................................................        20,698,700
                        475,000   Union Carbide Corp.............................................................        20,187,500
                        274,000   Lubrizol Corp..................................................................         7,038,375
                        277,620   NOVA Corp......................................................................         3,626,411
                                                                                                                       ------------
                                                                                                                        155,550,186

                   METALS AND MINING: 2.6%
                      1,227,000   Aluminum Co. of America........................................................        91,488,187
                      1,215,900   Rio Tinto Plc..................................................................        55,095,469
                         42,900   Rio Tinto Limited..............................................................         2,037,167
                                                                                                                       ------------
                                                                                                                        148,620,823

                     GENERAL MANUFACTURING: 0.6%
                      1,984,500   Archer Daniels Midland Co......................................................        34,108,594
                                                                                                                       ------------
                                                                                                                        515,424,628

                   ENERGY: 6.3%
                      1,220,200   Amerada Hess Corp..............................................................        60,704,950
                      1,130,200   Phillips Petroleum Co..........................................................        48,174,775
                        557,000   Chevron Corp...................................................................        46,196,187
                      2,500,000   Occidental Petroleum Corp......................................................        42,187,500
                      2,076,650   Baker Hughes, Inc..............................................................        36,730,747
                      1,219,700   Unocal Corp....................................................................        35,599,994
                        578,000   Royal Dutch Petroleum Co.......................................................        27,671,750
                      2,842,185   Union Pacific Resources Group, Inc.............................................        25,757,302
                        292,000   Amoco Corp.....................................................................        17,228,000
                        370,000   Schlumberger Ltd...............................................................        17,066,250
                                                                                                                       ------------
                                                                                                                        357,317,455

                   ELECTRONICS AND COMPUTER: 6.0%
                      1,570,000   Motorola, Inc..................................................................        95,868,125
                      1,375,400   Electronic Data Systems........................................................        69,113,850
                        937,000   Hewlett-Packard Co.............................................................        64,008,813
                      1,325,500   NCR Corp., +...................................................................        55,339,625
                      2,310,000   National Semiconductor Corp., +................................................        31,185,000
                        370,000   Adobe Systems, Inc.............................................................        17,297,500
                        901,800   Sybase, Inc., +................................................................         6,678,956
                                                                                                                       ------------
                                                                                                                        339,491,869

                   TRANSPORTATION: 4.6%
                      1,440,300   FDX Corp., +...................................................................       128,186,700
                      2,010,800   Union Pacific Corp.............................................................        90,611,675
                      2,195,000   Canadian Pacific Ltd...........................................................        41,430,625
                                                                                                                       ------------
                                                                                                                        260,229,000

                   CAPITAL EQUIPMENT: 3.1%
                      1,924,000   Deere & Co.....................................................................        63,732,500
                        914,000   Caterpillar, Inc...............................................................        42,044,000
                        905,500   Fluor Corp.....................................................................        38,540,344
                        414,100   Lockheed Martin Corp...........................................................        35,094,975
                                                                                                                       ------------
                                                                                                                        179,411,819

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                   Portfolio of Investments                                                                       December 31, 1998
                   ----------------------------------------------------------------------------------------------------------------
                        SHARES                                                                                         MARKET VALUE
COMMON
STOCKS             ELECTRIC AND GAS UTILITIES: 2.9%
(Continued)           1,772,200   Central & South West Corp......................................................    $   48,624,737
                        827,000   Texas Utilities Co.............................................................        38,610,562
                        502,800   FPL Group, Inc.................................................................        30,985,050
                        933,000   Wisconsin Energy Corp..........................................................        29,331,188
                      1,388,100   TransCanada PipeLines Ltd......................................................        20,474,475
                                                                                                                     --------------
                                                                                                                        168,026,012

                   DIVERSIFIED TECHNOLOGY: 2.1%
                        320,000   Xerox Corp.....................................................................        37,760,000
                        810,000   Corning, Inc...................................................................        36,450,000
                      1,010,400   Raychem Corp...................................................................        32,648,550
                        632,100   Unova, Inc., +.................................................................        11,456,812
                                                                                                                     --------------
                                                                                                                        118,315,362

                   HEALTHCARE AND PHARMACEUTICAL: 1.9%
                      1,719,200   Pharmacia & Upjohn, Inc........................................................        97,349,700
                        754,000   First Health Group Corp., +....................................................        12,488,125
                                                                                                                     --------------
                                                                                                                        109,837,825
                                                                                                                     --------------
                                       Total Common Stocks (cost $2,773,456,311).................................     3,368,785,321

PREFERRED          CONSUMER: 1.3%
STOCKS:               2,878,000   News Corp. Ltd., Limited Voting Ordinary Shares ADR............................        71,050,625
1.3%                     57,500   Kmart Financing I, 7 3/4% Trust Convertible Preferred..........................         3,331,406
                                                                                                                     --------------
                                       Total Preferred Stocks (cost $55,138,959).................................        74,382,031

                     PAR VALUE
BONDS:             U.S. TREASURY AND GOVERNMENT AGENCY: 7.1%
36.0%              U.S. TREASURY: 5.9%
                   $ 97,225,000   U.S. Treasury Notes, 5.875%, 11/15/1999........................................        98,227,390
                    105,000,000   U.S. Treasury Notes, 5.375%, 1/31/2000.........................................       105,787,500
                     70,850,000   U.S. Treasury Notes, 7.125%, 2/29/2000.........................................        72,753,739
                     40,000,000   U.S. Treasury Notes, 6.75%, 4/30/2000..........................................        41,050,000
                     13,000,000   U.S. Treasury Notes, 5.625%, 11/30/2000........................................        13,231,530
                      3,200,000   U.S. Treasury Notes, 6.25%, 2/15/2003..........................................         3,384,000
                                                                                                                     --------------
                                                                                                                        334,434,159
                   GOVERNMENT AGENCY: 1.2%
                      5,000,000   Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds, 9.75%, 11/15/2014..............         6,475,750
                     15,710,460   Govt. Small Business Admin. 504 Series 97-20F, 7.20%, 6/1/2017.................        16,831,715
                     18,154,841   Govt. Small Business Admin. 504 Series 97-20I, 6.90%, 9/1/2017.................        19,207,459
                     19,314,626   Govt. Small Business Admin. 504 Series 98-20D, 6.15%, 4/1/2018.................        19,698,022
                     10,000,000   Govt. Small Business Admin. 504 Series 98-20I, 6.00%, 9/1/2018.................        10,172,200
                                                                                                                     --------------
                                                                                                                         72,385,146
                                                                                                                     --------------
                                                                                                                        406,819,305

                   FEDERAL AGENCY CMO* AND REMIC**: 8.6%
                     15,345,763   Federal Home Loan Mtge. Corp., 7.00%, 3/15/2005................................        15,393,641
                     15,000,000   Federal Home Loan Mtge. Corp., 7.00%, 1/15/2006................................        15,201,450
                     15,000,000   Federal Home Loan Mtge. Corp., 7.00%, 10/15/2006...............................        15,192,150
                     24,396,217   Federal Home Loan Mtge. Corp., 6.75%, 11/15/2006...............................        24,556,256

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                   Portfolio of Investments                                                                       December 31, 1998
                   ----------------------------------------------------------------------------------------------------------------
                        PAR VALUE                                                                                      MARKET VALUE
                   FEDERAL AGENCY CMO* AND REMIC** (continued)
BONDS              $  5,934,000    Federal Home Loan Mtge. Corp., 6.00%, 1/15/2007.................................   $   5,939,519
(Continued)          21,500,000    Federal Home Loan Mtge. Corp., 6.50%, 10/15/2007................................      21,889,580
                     12,609,000    Federal Home Loan Mtge. Corp., 7.00%, 1/15/2008.................................      12,959,656
                     10,000,000    Federal Home Loan Mtge. Corp., 6.50%, 5/15/2008.................................      10,193,700
                     14,750,000    Federal Home Loan Mtge. Corp., 6.50%, 5/15/2008.................................      15,118,750
                     16,474,350    Federal Home Loan Mtge. Corp., 6.50%, 8/15/2008.................................      16,875,830
                     26,000,000    Federal Home Loan Mtge. Corp., 6.00%, 12/15/2008................................      26,178,620
                     14,704,116    Federal Home Loan Mtge. Corp., 7.00%, 5/17/2020.................................      14,851,157
                     22,799,837    Federal Home Loan Mtge. Corp., 6.50%, 5/15/2021.................................      22,778,405
                     25,000,000    Federal Home Loan Mtge. Corp., 6.75%, 8/15/2021.................................      25,343,750
                     27,780,000    Federal Home Loan Mtge. Corp., 6.25%, 9/15/2022.................................      28,240,037
                     28,000,000    Federal Home Loan Mtge. Corp., 7.00%, 8/25/2023.................................      28,910,000
                      2,769,917    Federal Natl. Mtge. Assn., 5.00%, 12/25/2004....................................       2,755,181
                     16,140,292    Federal Natl. Mtge. Assn., 6.00%, 9/18/2005.....................................      16,109,948
                      6,692,655    Federal Natl. Mtge. Assn., 5.00%, 1/1/2006......................................       6,579,683
                     21,840,000    Federal Natl. Mtge. Assn., 7.50%, 2/25/2007.....................................      22,331,400
                     21,674,800    Federal Natl. Mtge. Assn., 6.50%, 8/25/2008.....................................      21,986,267
                     15,475,000    Federal Natl. Mtge. Assn., 6.00%, 3/25/2009.....................................      15,479,797
                        849,150    Federal Natl. Mtge. Assn., 6.50%, 4/1/2009......................................         860,291
                      7,947,118    Federal Natl. Mtge. Assn., 5.70%, 8/25/2016.....................................       7,914,773
                     13,730,000    Federal Natl. Mtge. Assn., 7.00%, 6/17/2022.....................................      14,304,875
                      7,180,735    Veterans Affairs Vendee Mtge. Trust, 6.50%, 11/15/2009..........................       7,178,437
                     15,929,940    Veterans Affairs Vendee Mtge. Trust, 6.75%, 8/15/2014...........................      16,153,915
                     27,000,000    Veterans Affairs Vendee Mtge. Trust, 6.75%, 9/15/2014...........................      27,396,360
                      8,000,000    Veterans Affairs Vendee Mtge. Trust, 6.75%, 5/15/2019...........................       8,150,000
                     23,000,000    Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/2019...........................      23,553,380
                                                                                                                    ---------------
                                                                                                                        490,376,808
                   FEDERAL AGENCY MORTGAGE PASS-THROUGH: 5.7%
                        606,033    Federal Home Loan Mtge. Corp., 6.50%, 2/1/2006..................................         612,736
                        546,570    Federal Home Loan Mtge. Corp., 7.50%, 7/1/2006..................................         554,862
                        146,111    Federal Home Loan Mtge. Corp., 7.00%, 9/1/2006..................................         148,182
                        364,677    Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008..................................         370,027
                        200,472    Federal Home Loan Mtge. Corp., 7.50%, 2/1/2008..................................         203,513
                        932,358    Federal Home Loan Mtge. Corp., 8.00%, 2/1/2008..................................         963,061
                        164,919    Federal Home Loan Mtge. Corp., 7.25%, 4/1/2008..................................         167,937
                     23,218,269    Federal Home Loan Mtge. Corp., 7.00%, 5/1/2008..................................      23,682,634
                     34,685,178    Federal Home Loan Mtge. Corp., 7.00%, 12/1/2008.................................      35,378,882
                      8,883,814    Federal Home Loan Mtge. Corp., 6.50%, 2/1/2009..................................       9,022,846
                     19,299,214    Federal Home Loan Mtge. Corp., 6.00%, 9/1/2009..................................      19,401,500
                        924,087    Federal Home Loan Mtge. Corp., 8.75%, 5/1/2010..................................         966,012
                     14,295,145    Federal Home Loan Mtge. Corp., 7.50%, 8/1/2010..................................      14,712,707
                      5,444,083    Federal Home Loan Mtge. Corp., 8.00%, 11/1/2010.................................       5,623,356
                        309,942    Federal Home Loan Mtge. Corp., 7.75%, 1/1/2012..................................         316,816
                        961,053    Federal Home Loan Mtge. Corp., 8.25%, 2/1/2017..................................         996,891
                      8,039,464    Federal Home Loan Mtge. Corp., 8.50%, 1/1/2023..................................       8,442,885
                        496,066    Federal Natl. Mtge. Assn., 6.50%, 1/1/2004......................................         499,062
                      2,609,677    Federal Natl. Mtge. Assn., 7.50%, 12/1/2006.....................................       2,684,679
                      4,653,088    Federal Natl. Mtge. Assn., 7.50%, 9/1/2007......................................       4,822,460
                      8,085,001    Federal Natl. Mtge. Assn., 7.00%, 12/1/2007.....................................       8,318,172
                     15,857,925    Federal Natl. Mtge. Assn., 7.00%, 12/1/2007.....................................      16,166,521
                      8,743,341    Federal Natl. Mtge. Assn., 6.50%, 5/1/2008......................................       8,870,207
                     14,315,532    Federal Natl. Mtge. Assn., 8.00%, 6/1/2008......................................      14,744,998
                     22,335,753    Federal Natl. Mtge. Assn., 6.50%, 11/1/2008.....................................      22,659,845

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                   Portfolio of Investments                                                                       December 31, 1998
                   ----------------------------------------------------------------------------------------------------------------
                        PAR VALUE                                                                                      MARKET VALUE
BONDS              FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(CONTINUED)        $  9,637,369    Federal Natl. Mtge. Assn., 6.00%, 1/1/2009......................................   $   9,691,531
                      4,383,416    Federal Natl. Mtge. Assn., 8.00%, 1/1/2009......................................       4,497,253
                      1,211,198    Federal Natl. Mtge. Assn., 7.50%, 8/1/2010......................................       1,254,910
                      4,001,418    Federal Natl. Mtge. Assn., 7.50%, 7/1/2019......................................       4,126,622
                     15,389,028    Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007.......................................      15,899,021
                     18,781,643    Govt. Natl. Mtge. Assn., 7.50%, 1/15/2008.......................................      19,476,376
                      9,036,338    Govt. Natl. Mtge. Assn., 8.00%, 12/15/2008......................................       9,341,314
                     33,199,428    Govt. Natl. Mtge. Assn., 6.50%, 7/15/2009.......................................      33,804,322
                      9,266,712    Veterans Affairs Vendee Mtge. Trust, 5.634%, 2/15/2024..........................       9,066,829
                      6,904,026    Veterans Affairs Vendee Mtge. Trust, 7.21%, 2/15/2025...........................       7,169,348
                      8,047,770    Veterans Affairs Vendee Mtge. Trust, 8.793%, 6/15/2025..........................       8,653,848
                                                                                                                      --------------
                                                                                                                        323,312,165
                   ASSET-BACKED SECURITIES: 1.0%
                     37,625,000    CA Infrastructure and Econ. Dev. Bank SP Trust PGE-1 Rate Reduction
                                   Ctf. 1997- A-5, 6.25%, 6/25/2004................................................      38,524,614
                     18,000,000    CA Infrastructure and Econ. Dev. Bank SP Trust SCE-1 Rate Reduction
                                   Cft. 1997- A-6, 6.38%, 9/25/2008................................................      18,658,620
                                                                                                                      --------------
                                                                                                                         57,183,234
                   CORPORATE: 11.8%
                   INDUSTRIAL: 6.2%
                     12,500,000    Dayton Hudson Corp., 9.35%, 6/16/2020...........................................      16,694,750
                      7,500,000    Dayton Hudson Corp., 9.875%, 7/1/2020...........................................      10,474,275
                      8,450,000    Dayton Hudson Corp., 9.70%, 6/15/2021...........................................      11,694,124
                     45,000,000    J.E. Seagram & Sons, Inc., 6.80%, 12/15/2008....................................      44,838,450
                     25,000,000    Lockheed Martin Corp., 7.65%, 5/1/2016..........................................      27,842,000
                     30,000,000    Lockheed Martin Corp., 7.75%, 5/1/2026..........................................      34,198,800
                      5,975,000    May Department Stores, 7.625%, 8/15/2013........................................       6,847,469
                     14,000,000    May Department Stores, 8.125%, 8/15/2035, Callable 2015.........................      16,371,880
                     10,700,000    May Department Stores, 7.875%, 8/15/2036, Callable 2016.........................      12,225,392
                     35,000,000    Raychem Corp., 7.20%, 10/15/2008................................................      36,363,250
                     28,325,000    Raytheon Co., 6.75%, 8/15/2007..................................................      29,987,961
                     20,000,000    Raytheon Co., 6.75%, 3/15/2018..................................................      20,516,800
                     17,500,000    Raytheon Co., 7.20%, 8/15/2027..................................................      18,775,575
                     32,000,000    Time Warner Entertainment, 8.375%, 7/15/2033....................................      39,217,280
                      3,450,000    Union Camp Corp., 9.25%, 2/1/2011...............................................       4,233,116
                     20,000,000    Walt Disney Co., 7.55%, 7/15/2093, Callable 2023................................      23,269,000
                                                                                                                      --------------
                                                                                                                        353,550,122
                   FINANCE: 4.3%
                     19,775,000    BankAmerica Capital II, 8.00%, 12/15/2026, Callable 2006++......................      21,814,791
                      2,000,000    Barclays No. American Capital, 9.75%, 5/15/2021, Callable 2001..... ............       2,255,460
                      1,800,000    CIGNA Corp., 7.65%, 3/1/2023....................................................       1,877,904
                      4,400,000    CIGNA Corp., 8.30%, 1/15/2033...................................................       4,823,984
                     18,680,000    Citicorp Capital Trust I, 7.933%, 2/15/2027, Callable 2007++....................      20,580,503
                      5,000,000    First Nationwide Bank, 10.00%, 10/1/2006........................................       6,024,000
                     30,000,000    GMAC Put Notes, 8.875%, 6/1/2010, Putable 2000/2005.............................      37,546,800
                     22,500,000    GMAC Senior Notes, 5.75%, 11/10/2003............................................      22,674,600
                      5,000,000    Golden West Financial, 7.875%, 1/15/2002........................................       5,289,750
                     10,000,000    Golden West Financial, 6.70%, 7/1/2002..........................................      10,282,100

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                                       11

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                   Portfolio of Investments                                                                       December 31, 1998
                   ----------------------------------------------------------------------------------------------------------------
                        PAR VALUE                                                                                      MARKET VALUE
BONDS              FINANCE (continued)
(Continued)         $24,100,000     Golden West Financial, 6.00%, 10/1/2003........................................  $   24,225,320
                      6,000,000     Hartford Financial Services Group, 8.30%, 12/1/2001............................       6,426,900
                     10,000,000     Hartford Financial Services Group, 6.375%, 11/1/2002...........................      10,233,600
                     25,160,000     J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, Callable 2007++.................      26,364,913
                     14,400,000     Norwest Corp., 6.20%, 12/1/2005................................................      14,783,184
                      7,500,000     Norwest Corp., 6.875%, 8/8/2006................................................       7,999,875
                      7,500,000     Norwest Corp., 6.55%, 12/1/2006................................................       7,900,800
                     14,175,000     Safeco Corp., 6.875%, 7/15/2007................................................      14,849,021
                                                                                                                     --------------
                                                                                                                        245,953,505
                   TRANSPORTATION: 1.3%
                      7,615,567     Consolidated Rail Corp., 6.76%, 5/25/2015......................................       7,853,782
                     12,550,000     Consolidated Rail Corp., 9.75%, 6/15/2020......................................      16,622,224
                     49,426,000     Union Pacific Corp., 6.33%, 1/2/2020...........................................      49,151,191
                                                                                                                     --------------
                                                                                                                         73,627,197
                   UTILITIES: 0.0%
                        750,000     Idaho Power Co. 1st Mtge. Bonds, 9.50%, 1/1/2021, Callable 2001................         828,015
                                                                                                                     --------------
                                                                                                                        673,958,839
                   FOREIGN (U.S. DOLLAR-DENOMINATED): 1.8%
                   CANADIAN CORPORATE: 1.3%
                     10,000,000     Canadian National Railway Co., 6.80%, 7/15/2018................................      10,337,800
                      8,750,000     Canadian Pacific Ltd., 9.45%, 8/1/2021.........................................      11,294,238
                     12,000,000     Hydro-Quebec, 7.50%, 4/1/2016..................................................      13,482,960
                     30,000,000     Hydro-Quebec, 8.40%, 1/15/2022.................................................      37,318,800
                                                                                                                     --------------
                                                                                                                         72,433,798
                   INTERNATIONAL AGENCY: 0.5%
                      7,200,000     European Investment Bank, 10.125%, 10/1/2000...................................       7,812,144
                     17,765,000     Inter-American Development Bank, 7.125%, 3/15/2023, Callable 2003..............      18,834,275
                                                                                                                     --------------
                                                                                                                         26,646,419
                                                                                                                     --------------
                                                                                                                         99,080,217
                                                                                                                     --------------
                                              Total Bonds (cost $1,969,609,450)....................................   2,050,730,568

SHORT-TERM           24,000,000     American Express Credit Corp., Comm. Paper, 6.007%, 1/4/1999...................      24,000,000
INVESTMENTS:         11,237,182     SSgA Prime Money Market Fund...................................................      11,237,182
3.2%                 50,000,000     U.S. Treasury Bills, 1/7/1999..................................................      49,958,250
                     50,000,000     U.S. Treasury Bills, 2/18/1999.................................................      49,707,333
                     50,000,000     U.S. Treasury Bills, 3/4/1999..................................................      49,623,695
                                                                                                                     --------------
                                              Total Short-Term Investments (cost $184,526,460).....................     184,526,460
                                                                                                                     --------------
                   TOTAL INVESTMENTS (cost $4,982,731,180)......................     99.7%                            5,678,424,380
                   OTHER ASSETS LESS LIABILITIES................................      0.3%                               14,555,091
                                                                                    ------                           --------------
                   TOTAL NET ASSETS.............................................    100.0%                           $5,692,979,471
                                                                                    ======                           ==============

                  +   Non-income producing
                  ++  Cumulative Capital Securities
                  *   CMO: Collateralized Mortgage Obligation
                  **  REMIC: Real Estate Mortgage Investment Conduit


                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                                       12
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                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                          Statement of Assets and Liabilities                                                     December 31, 1998
                          ---------------------------------------------------------------------------------------------------------
                          ASSETS:
                          Investments, at market value (identified cost $4,982,731,180)............................  $5,678,424,380
                          Receivable for Fund shares sold..........................................................      12,174,869
                          Dividends and interest receivable........................................................      30,902,343
                          Receivable for paydowns on mortgage-backed securities....................................         225,391
                          Prepaid expenses.........................................................................          53,704
                                                                                                                     --------------
                                                                                                                      5,721,780,687
                                                                                                                     --------------

                          LIABILITIES:
                          Payable for investments purchased........................................................         319,479
                          Payable for Fund shares redeemed.........................................................      25,679,940
                          Management fees payable..................................................................       2,411,185
                          Accounts payable.........................................................................         390,612
                                                                                                                     --------------
                                                                                                                         28,801,216
                                                                                                                     --------------
Net asset value
per share $65.22                           NET ASSETS..............................................................  $5,692,979,471
                                                                                                                     ==============

Beneficial                NET ASSETS CONSIST OF:
shares outstanding        Paid in capital..........................................................................  $4,935,446,675
87,286,592                Accumulated undistributed net investment income..........................................       1,792,706
(par value $0.01 each,    Accumulated undistributed net realized gain on investments...............................      60,046,890
unlimited shares          Net unrealized appreciation on investments...............................................     695,693,200
authorized)                                                                                                          --------------
                                                                                                                     $5,692,979,471
                                                                                                                     ==============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                              D O D G E  &  C O X
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                          Statement of Operations                                                      Year Ended December 31, 1998
                          ---------------------------------------------------------------------------------------------------------
                          INVESTMENT INCOME:
                          Dividends................................................................................   $  62,877,456
                          Interest.................................................................................     155,703,411
                                                                                                                     --------------
                                                                                                                        218,580,867
                                                                                                                     --------------
                          EXPENSES:
                          Management fees (Note 2).................................................................      28,533,113
                          Custodian and fund accounting fees.......................................................         353,343
                          Transfer agent fees......................................................................       1,344,834
                          Audit fees...............................................................................          40,558
                          Legal fees...............................................................................           5,712
                          Shareholder reports......................................................................         276,668
                          Registration fees........................................................................         395,616
                          Trustees' fees (Note 2)..................................................................          14,000
                          Miscellaneous............................................................................          87,549
                                                                                                                     --------------
                                                                                                                         31,051,393
                                                                                                                     --------------
                          NET INVESTMENT INCOME....................................................................     187,529,474
                                                                                                                     --------------
                          REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
                            Net realized gain on investments.......................................................     304,796,545
                            Net unrealized depreciation on investments.............................................    (134,003,289)
                                                                                                                     --------------
                              Net realized and unrealized gain on investments......................................     170,793,256
                                                                                                                     --------------
                          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................   $ 358,322,730
                                                                                                                     ==============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

             Statement of Changes in Net Assets                                                     Year Ended December 31,
             ----------------------------------------------------------------------------------------------------------------------
                                                                                                1998                      1997
             OPERATIONS:
             Net investment income.....................................................  $   187,529,474           $   158,266,475
             Net realized gain.........................................................      304,796,545               379,070,080
             Net unrealized appreciation (depreciation)................................     (134,003,289)              339,758,917
                                                                                         ---------------           ---------------
             Net increase in net assets from operations................................      358,322,730               877,095,472
                                                                                         ---------------           ---------------
             DISTRIBUTIONS TO SHAREHOLDERS FROM:
             Net investment income.....................................................     (186,617,482)             (157,975,729)
             Net realized gain.........................................................     (313,107,429)             (235,404,704)
                                                                                         ---------------           ---------------
             Total distributions.......................................................     (499,724,911)             (393,380,433)
                                                                                         ---------------           ---------------
             BENEFICIAL SHARE TRANSACTIONS:
             Amounts received from sale of shares......................................    1,852,918,636             1,861,495,378
             Net asset value of shares issued in reinvestment of distributions.........      483,582,782               380,304,596
             Amounts paid for shares redeemed..........................................   (1,578,717,026)           (1,278,744,642)
                                                                                         ---------------           ---------------
             Net increase from beneficial share transactions...........................      757,784,392               963,055,332
                                                                                         ---------------           ---------------
             Total increase in net assets..............................................      616,382,211             1,446,770,371
             NET ASSETS:
             Beginning of year.........................................................    5,076,597,260             3,629,826,889
                                                                                         ---------------           ---------------
             End of year (including undistributed net investment income of
               $1,792,706 and $880,714, respectively)..................................  $ 5,692,979,471           $ 5,076,597,260
                                                                                         ===============           ===============
             Shares sold...............................................................       27,407,254                28,547,791
             Shares issued in reinvestment of distributions............................        7,297,276                 5,794,316
             Shares redeemed...........................................................      (23,440,423)              (19,001,153)
                                                                                         ---------------           ---------------
             Net increase in shares outstanding........................................       11,264,107                15,340,954
                                                                                         ===============           ===============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                              D O D G E  &  C O X
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                                 Balanced Fund

     Notes to Financial Statements
     ---------------------------------------------------------------------------

1 Dodge & Cox Balanced Fund (the "Fund") reorganized on April 30, 1998, and became a separate series of Dodge & Cox Funds (the "Trust"), in accordance with a plan or reorganization approved by the Fund's shareholders on January 30, 1998. The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

3 For the year ended December 31, 1998, purchases and sales of securities, other than short-term securities, aggregated $1,826,453,050 and $1,396,170,913, respectively, of which U.S. government obligations aggregated $484,555,551 and $489,280,844, respectively. At December 31, 1998, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $695,693,200, of which $863,909,689 represented appreciated securities and $168,216,489 represented depreciated securities.

--------------------------------------------------------------------------------
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                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund


Financial Highlights
-------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each year)

                                                                                       Year Ended December 31,
                                                                    ------------------------------------------
                                                                     1998     1997     1996     1995     1994
Net asset value, beginning of year                                  $66.78   $59.82   $54.60   $45.21   $46.40

Income from investment operations:
  Net investment income                                               2.24     2.21     1.98     1.90     1.76
  Net realized and unrealized gain (loss)                             2.17    10.24     5.92    10.58     (.83)
                                                                    ------   ------   ------   ------   ------
  Total from investment operations                                    4.41    12.45     7.90    12.48      .93
                                                                    ------   ------   ------   ------   ------
Distributions to shareholders from:
  Net investment income                                              (2.23)   (2.22)   (1.99)   (1.90)   (1.76)
  Net realized gain                                                  (3.74)   (3.27)    (.69)   (1.19)    (.36)
                                                                    ------   ------   ------   ------   ------
  Total distributions                                                (5.97)   (5.49)   (2.68)   (3.09)   (2.12)
                                                                    ------   ------   ------   ------   ------
Net asset value, end of year                                        $65.22   $66.78   $59.82   $54.60   $45.21
                                                                    ======   ======   ======   ======   ======
Total return                                                          6.70%   21.21%   14.75%   28.02%    1.99%

Ratios/Supplemental data
  Net assets, end of year (millions)                                $5,693   $5,077   $3,630   $1,800   $  725
  Ratio of expenses to average net assets                              .54%     .55%     .56%     .57%     .58%
  Ratio of net investment income to average net assets                3.29%    3.39%    3.60%    3.85%    3.94%
  Portfolio turnover rate                                               26%      32%      17%      20%      20%

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

                              D O D G E  &  C O X
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund


             Report of Independent Accountants
             -------------------------------------------------------------------

             To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Balanced Fund

             In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Balanced Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

             PricewaterhouseCoopers LLP
             San Francisco, California

             January 26, 1999



             -------------------------------------------------------------------
             Special 1998 Tax Information (unaudited)

             The following information is provided pursuant to provisions of the Internal Revenue Code:

             The Fund's distributions to shareholders included $289,427,272 from long-term capital gains, all of which was subject to Federal income tax at a maximum rate of 20%.

             Corporate shareholders should note that for the year ended December 31, 1998, a total of 28% of the Fund's ordinary dividends (as reported to shareholders in Box 1 of Form 1099-DIV) qualified for the corporate dividends received deduction.

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                                       18

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 Balanced Fund

                   General Information
                   -------------------------------------------------------------

Investment         Since 1930, Dodge & Cox has been providing professional
Manager            investment management for individuals, trustees,
                   corporations, pension and profit-sharing funds, and charitable institutions. Dodge & Cox manages the Dodge & Cox
                   Balanced Fund, the Dodge & Cox Stock Fund and the Dodge & Cox
                   Income Fund.

No-Load Fund       Shares of the Fund are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 plan distribution charges.

Gifts Fund shares provide a convenient method for making gifts to children and to other family members. Shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Automatic          Shareholders may make regular monthly or quarterly
Investment Plan    investments of $100 or more through automatic deductions
                   from their bank accounts.

Withdrawal Plan    Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50.

Reinvestment       Shareholders may direct that dividend and capital gains
Plan               distributions be reinvested in additional Fund shares.

                   The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has a Traditional and Roth Individual Retirement Account Plan (IRA) available for shareholders of the Fund.

--------------------------------------------------------------------------------
                          PREPARING FOR THE YEAR 2000

The Fund's key service providers--Dodge & Cox, the investment manager; Boston Financial Data Services Inc., the transfer agent; and State Street Bank and Trust Company, the custodian and fund accountant--are taking steps that each believes are reasonably designed to address the Year 2000 issue with respect to the systems that they use. For example, the service providers have established comprehensive Year 2000 readiness programs to identify, evaluate and resolve Year 2000 readiness issues. The service providers' Year 2000 efforts are progressing steadily and considerable progress has been made to date. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances to that effect. Additional information on Year 2000 preparations can be found on the Fund's web site at www.dodgeandcox.com.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

D O D G E & C O X                                     D O D G E & C O X
-----------------                                     -----------------
  Income Fund

                                                         Income Fund
                                                      Established 1989

Investment Managers                                   -----------------
    Dodge & Cox
One Sansome Street                                    -----------------
    35th Floor
   San Francisco
California 94104-4405
   (415) 981-1710


For Fund literature and
information, please visit
the Funds' web site at:

  www.dodgeandcox.com

   or write or call:

 Dodge & Cox Funds
 c/o  Boston Financial
   Data Services
   P.O. Box 9051
       Boston
Massachusetts 02205-9051
     (800) 621-3979
-----------------

  This report is submitted
for the general information
of the shareholders of the
Fund. The report is not
authorized for distribution
to prospective investors                              10th Annual Report
in the Fund unless it is                              December 31, 1998
accompanied by an effective
prospectus.
-----------------                                     -----------------
                                                      -----------------
                                                      -----------------
Printed on recycled paper.
12/98 IF AR

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  Income Fund
To Our Shareholders
--------------------------------------------------------------------------------

The Dodge & Cox Income Fund provided a total return of 8.1% for 1998, underperforming the 8.7% total return of the Lehman Brothers Aggregate Bond Index (LBAG), a broad-based index composed of investment grade bonds which serves as a proxy for the U.S. bond market. Average annual total returns for longer periods are listed on page three of this report.

The net asset value of the Fund rose from $12.08 at the end of 1997 to $12.25 as of December 31, 1998. In addition, the Fund paid income dividends of $0.72 per share and distributed net realized short and long-term capital gains of $0.06 per share. At year-end, the Fund's total net assets were $952 million.

Interest Rates Fall; Sector Performances Diverge

U.S. Treasury yields declined significantly in 1998, fueled by continued low inflation and expectations for slower growth in the global economy. The benchmark 30-year U.S. Treasury rate fell from 5.92% to 5.09%, while the five-year Treasury fell from 5.71% to 4.54%. As interest rates fell, prices of most fixed-income securities rose, supplementing the income on the portfolio's securities. This resulted in an attractive 8.1% total return for the year.

Most of the Treasury yield declines occurred in the months of August and September, following Russia's default on its debt. This unexpected event sparked a "flight-to-quality" and strong demand for the safety and liquidity of U.S. Treasury securities. As U.S. Treasury prices rose, other fixed-income sectors lagged dramatically, resulting in a broad divergence in third quarter performance between market sectors. For example, long Treasuries returned 7.9% for the quarter while long investment-grade corporates returned only 3.6%. Mortgage-backed securities fared no better; intermediate Treasuries had a 4.9% total return while the mortgage-backed sector returned only 2.6%.

Three rate cuts by the Federal Reserve between September and November, and continued signs of strong growth in the domestic economy, gave many investors the confidence to return to the riskier corporate and mortgage-backed sectors in the fourth quarter. This restored liquidity and demand for these sectors and their fourth quarter returns outpaced comparable U.S. Treasury securities. Nevertheless, corporate and mortgage-backed securities underperformed for the year despite their higher initial yields and the fourth quarter rebound.

Weak Relative Performance

There were two primary contributors to the Fund's underperformance this year:

     . Overweight positions in the corporate and mortgage-related sectors: The Fund had a higher percentage of holdings in both the corporate and mortgage sectors than the LBAG. The year-over-year increase in yield premiums on these securities meant smaller price gains for these securities than U.S. Treasuries, and detracted from the portfolio's relative total returns.

     . Shorter than market duration: Compared to the LBAG, a moderately higher percentage of the Fund's portfolio was in shorter duration bonds. This led to a slightly shorter portfolio duration (a measure of a portfolio's price sensitivity to changes in interest rates) for the Fund and relatively less exposure to changes in interest rates. As a result, the decline in interest rates contributed less to the price appreciation of the Fund's portfolio than that of the overall market.

Opportunities Emerge in the Third and Fourth Quarters--Sticking to our Guns

Despite the dislocations in the fixed-income markets in the third and fourth quarters, we continued with our long-term strategy of emphasizing carefully chosen and well-researched corporate and mortgage-related issues. This fall, with yield premiums on many corporate securities as high or higher than during the 1990-91 recession, we concluded that these levels were unjustified by credit fundamentals and began to actively target new purchases in this area of the market.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                       1

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

In October we purchased $20,000,000 par value, or a 2.2% position, of ten-year Raychem notes at a yield premium of 270 basis points (1 basis point = 1/100 of a percentage point). In December we purchased $20,000,000 par value of twenty-year debentures from J.E. Seagram & Sons, Inc., at a yield premium of 240 basis points to comparable U.S. Treasuries. Throughout this period of uncertainty we were also able to add selectively to other corporate holdings such as Time Warner, Ford Motor Credit, Citicorp, and Union Pacific equipment trust certificates. Finally, we purchased a 1% position in asset-backed securities, specifically Rate Reduction bonds issued through a special purpose trust created by Commonwealth Edison. When the dust had settled, we had increased the Fund's corporate allocation, including Yankees and asset-backed securities, from 35% at the beginning of the quarter to 40% by quarter end. This was done in an effort to take advantage of the short-term dislocation and improve long-term performance prospects.

Looking Ahead

As we indicated above, overweight positions in the corporate and mortgage-backed sectors contributed to the Fund's underperformance this year. Nevertheless, we remain steadfast in our belief that a relatively high-yielding portfolio featuring carefully selected corporate and mortgage-backed securities is critical to achieving above-average relative performance over the long term. Though the yield premiums of these sectors have declined somewhat from their peaks, we believe they continue to offer attractive total return potential relative to U.S. Treasury alternatives.

We continue to maintain the Fund's duration shorter than that of the benchmark due to the level of nominal interest rates and our concerns about future inflation. While the turmoil in Russia, Brazil and other emerging economies should have a dampening effect on global economic growth, we remain concerned about the possibility of increasing inflation in the United States. A continuation of the dramatic reduction in energy prices, which has fueled the most recent drop in inflation, appears unlikely. We also see potential for rising inflation from tight labor markets, above-trend GDP growth, fast money supply growth, and a buoyant consumer sector. This inflation concern, coupled with low U.S. Treasury rates which are around 4.5% on short maturities and slightly above 5% on long bonds, leads us to maintain a slightly below-market level of interest rate exposure in the Fund.

The low absolute level of interest rates has important ramifications. For one, expectations for future returns should be tempered, certainly relative to the fairly robust bond market returns of recent history. Secondly, we believe that our focus on research and security selection is particularly appropriate in the current environment. With this in mind, we will continue our strategy of emphasizing those issuers and sectors whose long-term total return potential, in our view, is underestimated by the market. We will also maintain the Fund's high average quality and diversification, while striving to attain a higher-than-market yield. Finally, we will continue to invest with a focus on total return potential over the long term.

Thank you for your confidence in the Dodge & Cox Income Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

/s/ Harry R. Hagey, Chairman    /s/ A. Horton Shapiro, Executive Vice President
----------------------------    -----------------------------------------------
Harry R. Hagey, Chairman        A. Horton Shapiro, Executive Vice President

January 26, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                       2

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

Objective    The Fund's primary objective is to provide shareholders with a high and stable rate of current income, consistent with long-term preservation of capital. A secondary objective is to take advantage of opportunities to realize capital appreciation.

Strategy The Fund seeks to achieve these objectives by investing in a diversified portfolio of primarily high-quality bonds and other fixed-income securities, while striving to maintain the Fund's yield higher than that of the broad bond market. Dodge & Cox conducts thorough fundamental research on each of the Fund's investments, taking many factors into consideration including creditworthiness and structural characteristics. Fixed-income securities in the Fund will generally include U.S. Government, mortgage-related and corporate issues.

Ten Years of Investment Performance                                                   through December 31, 1998
------------------------------------------------------------------------------------------------------------------------------

                                        [LINE GRAPH APPEARS HERE]

                                              Dodge & Cox          LBAG
                                              Income Fund          Index
                                              -----------        ---------

1/1/1989                                      $10,000           $10,000
12/31/1989                                    $11,411           $11,455
12/31/1990                                    $12,256           $12,482
12/31/1991                                    $14,451           $14,479
12/31/1992                                    $15,581           $15,550
12/31/1993                                    $17,350           $17,067
12/31/1994                                    $16,848           $16,568
12/31/1995                                    $20,252           $19,630
12/31/1996                                    $20,988           $20,339
12/31/1997                                    $23,088           $22,308
12/31/1998                                    $24,953           $24,244

Average annual total return for periods ended December 31, 1998           1 Year           5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------
 Dodge & Cox Income Fund                                                   8.08%             7.54%           9.57%
 Lehman Brothers Aggregate Bond Index                                      8.67              7.27            9.26

The chart covers the period from January 1, 1989 to December 31, 1998. It compares a $10,000 investment made in the Dodge & Cox Income Fund to a $10,000 investment made in the Lehman Brothers Aggregate Bond (LBAG) Index. The Fund's total returns include the reinvestment of dividend and capital gain distributions. The LBAG Index is a broad-based unmanaged measure of investment grade-rated corporate and U.S. Government fixed-income securities. Index returns include interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                       3
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                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

Fund Information                                               December 31, 1998
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $12.25
Total Net Assets (millions)                                                $952
1998 Expense Ratio                                                         0.47%
1998 Portfolio Turnover                                                      35%
30 Day SEC Yield*                                                          5.68%
Fund Inception Date                                                        1989

Investment Manager: Dodge & Cox, San Francisco. Managed by the Fixed Income Strategy Committee, whose ten members' average tenure at Dodge & Cox is 13 years, and by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 21 years.

Asset Allocation
--------------------------------------------------------------------------------
                          [PIE CHART APPEARS HERE]
Bonds:                                                                     97.4%
Short-Term Investments:                                                     2.6%

Bond Characteristics
--------------------------------------------------------------------------------
Number of Bonds                                                              99
Average Quality                                                             AA+
Average Maturity                                                     10.2 years
Effective Duration                                                   4.40 years

Sector Breakdown                                                      % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                        17.4
Federal Agency CMO and REMIC+                                              23.3
Federal Agency Mortgage Pass-Through                                       17.0
Asset-Backed                                                                3.3
Corporate                                                                  31.9
Foreign (U.S. Dollar-denominated)                                           4.5
Short-Term Investments                                                      2.6

+ Collateralized Mortgage Obligation and Real Estate Mortgage Investment Conduit

Moody's/Standard & Poor's
Quality Ratings                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                      57.7
Aaa/AAA                                                                     4.8
Aa/AA                                                                       0.2
A/A                                                                        21.3
Baa/BBB                                                                    13.4
Ba/BB                                                                       0.0
Short-Term Investments                                                      2.6

Maturity Breakdown                                                    % of Fund
--------------------------------------------------------------------------------
0-1 Years to Maturity                                                       8.4
1-5                                                                        43.3
5-10                                                                       21.3
10-15                                                                       5.4
15-20                                                                       4.6
20-25                                                                       7.6
25 and Over                                                                 9.4

* An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                   Portfolio of Investments                                                              December 31, 1998
                   -------------------------------------------------------------------------------------------------------
                   PAR VALUE                                                                                  MARKET VALUE
BONDS:             U.S. TREASURY AND GOVERNMENT AGENCY: 17.4%
97.4%              U.S. TREASURY: 14.6%
                   $45,000,000    U.S. Treasury Notes, 5.875%, 11/15/1999.............................       $ 45,463,950
                    50,000,000    U.S. Treasury Notes, 6.375%, 1/15/2000..............................         50,843,500
                    25,000,000    U.S. Treasury Notes, 6.75%, 4/30/2000...............................         25,656,250
                    10,000,000    U.S. Treasury Notes, 5.625%, 2/28/2001..............................         10,200,000
                     6,000,000    U.S. Treasury Notes, 6.25%, 2/15/2003...............................          6,345,000
                                                                                                       ------------------
                                                                                                              138,508,700

                   GOVERNMENT AGENCY: 2.8%
                     6,089,379    Govt. Small Business Admin. 504 Series 97-20E, 7.30%, 5/1/2017......          6,557,896
                     6,524,582    Govt. Small Business Admin. 504 Series 97-20J, 6.55%, 10/1/2017.....          6,790,394
                     6,233,714    Govt. Small Business Admin. 504 Series 98-20C, 6.35%, 3/1/2018......          6,434,066
                     7,000,000    Govt. Small Business Admin. 504 Series 98-20H, 6.15%, 8/1/2018......          7,164,010
                                                                                                       ------------------
                                                                                                               26,946,366
                                                                                                       ------------------
                                                                                                              165,455,066

                   FEDERAL AGENCY CMO* AND REMIC**: 23.3%
                       255,608    FBC Mtge. Sec. Trust IV-A2, 8.30%, 8/1/2018.........................            258,003
                    21,000,000    Federal Home Loan Mtge. Corp., 7.10%, 11/15/2006....................         21,262,500
                    10,569,811    Federal Home Loan Mtge. Corp., 8.00%, 4/15/2007.....................         10,883,523
                    13,000,000    Federal Home Loan Mtge. Corp., 7.00%, 9/15/2007.....................         13,373,750
                    13,284,798    Federal Home Loan Mtge. Corp., 6.00%, 8/15/2008.....................         13,371,946
                    14,100,000    Federal Home Loan Mtge. Corp., 6.00%, 10/15/2008....................         14,188,125
                    40,000,000    Federal Home Loan Mtge. Corp., 6.00%, 11/15/2008....................         40,331,200
                    20,000,000    Federal Home Loan Mtge. Corp., 6.50%, 4/15/2022.....................         20,468,600
                    10,000,000    Federal Home Loan Mtge. Corp., 6.00%, 6/17/2022.....................          9,987,500
                     3,000,000    Federal Natl. Mtge. Assn., 7.00%, 2/25/2007.........................          3,030,000
                    10,000,000    Federal Natl. Mtge. Assn., 7.00%, 7/17/2015.........................         10,165,600
                    17,000,000    Federal Natl. Mtge. Assn., 6.25%, 3/25/2023.........................         17,138,040
                     9,000,000    Federal Natl. Mtge. Assn., 6.00%, 6/25/2023.........................          9,008,370
                    12,616,000    Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/2010...............         12,915,630
                    14,877,000    Veterans Affairs Vendee Mtge. Trust, 7.25%, 7/15/2016...............         15,095,394
                    10,000,000    Veterans Affairs Vendee Mtge. Trust, 8.00%, 7/15/2018...............         10,231,200
                                                                                                       ------------------
                                                                                                              221,709,381

                   FEDERAL AGENCY MORTGAGE PASS-THROUGH: 17.0%
                        22,143    Federal Home Loan Mtge. Corp., 7.00%, 1/1/2003......................             22,276
                         3,645    Federal Home Loan Mtge. Corp., 6.00%, 10/1/2003.....................              3,643
                     1,532,171    Federal Home Loan Mtge. Corp., 8.00%, 12/1/2003.....................          1,564,393
                        27,766    Federal Home Loan Mtge. Corp., 7.00%, 3/1/2006......................             28,160
                       154,998    Federal Home Loan Mtge. Corp., 7.00%, 9/1/2006......................            157,194
                       406,118    Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008......................            412,076
                       251,474    Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008......................            256,762
                       338,235    Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008......................            349,373
                       156,435    Federal Home Loan Mtge. Corp., 7.50%, 10/1/2008.....................            160,828
                     5,168,239    Federal Home Loan Mtge. Corp., 7.00%, 11/1/2008.....................          5,271,604
                       274,866    Federal Home Loan Mtge. Corp., 8.00%, 5/1/2009......................            283,917
                       124,153    Federal Home Loan Mtge. Corp., 8.25%, 5/1/2009......................            127,773
                       521,715    Federal Home Loan Mtge. Corp., 8.00%, 8/1/2009......................            537,064
                        66,894    Federal Home Loan Mtge. Corp., 6.50%, 6/1/2012......................             67,388

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                   Portfolio of Investments                                                              December 31, 1998
                   -------------------------------------------------------------------------------------------------------
                   PAR VALUE                                                                                  MARKET VALUE
BONDS              FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)        $ 5,172,808    Federal Natl. Mtge. Assn., 7.50%, 9/1/2007..........................       $  5,361,098
                     1,999,330    Federal Natl. Mtge. Assn., 6.25%, 12/1/2007.........................          2,006,248
                    13,873,901    Federal Natl. Mtge. Assn., 7.00%, 7/1/2008..........................         14,143,887
                    12,668,726    Federal Natl. Mtge. Assn., 6.50%, 12/1/2008.........................         12,852,549
                    19,608,360    Federal Natl. Mtge. Assn., 5.50%, 6/1/2009..........................         19,467,180
                    10,287,193    Federal Natl. Mtge. Assn., 6.50%, 7/1/2009..........................         10,436,460
                     6,419,195    Federal Natl. Mtge. Assn., 8.00%, 8/1/2010..........................          6,590,588
                       566,627    Federal Natl. Mtge. Assn., 7.50%, 2/1/2011..........................            582,107
                     1,460,067    Federal Natl. Mtge. Assn., 8.00%, 1/1/2012..........................          1,523,039
                       311,204    Federal Natl. Mtge. Assn., 6.50%, 1/1/2013..........................            315,063
                     1,771,347    Federal Natl. Mtge. Assn., 8.00%, 8/1/2022..........................          1,847,727
                     4,869,904    Govt. Natl. Mtge. Assn., 7.25%, 2/15/2006...........................          5,005,384
                     6,155,611    Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007...........................          6,359,608
                    17,924,319    Govt. Natl. Mtge. Assn., 7.00%, 4/15/2009...........................         18,380,672
                    16,909,270    Govt. Natl. Mtge. Assn., 6.50%, 7/15/2009...........................         17,217,357
                     8,528,214    Govt. Natl. Mtge. Assn., 7.50%, 9/15/2017...........................          8,916,077
                     5,743,784    Veterans Affairs Vendee Mtge. Trust, 9.293%, 5/15/2025..............          6,179,910
                    14,058,183    Veterans Affairs Vendee Mtge. Trust, 8.095%, 10/15/2027.............         14,993,895
                                                                                                       ------------------
                                                                                                              161,421,300

                   ASSET-BACKED SECURITIES: 3.3%
                    10,000,000    CA Infrastructure and Econ. Dev. Bank SP Trust PGE-1 Rate Reduction
                                    Cft. 1997-A-7, 6.42%, 9/25/2008...................................         10,403,100
                     7,876,000    CA Infrastructure and Econ. Dev. Bank SP Trust SCE-1 Rate Reduction
                                    Cft. 1997-A-2, 6.14%, 3/25/2002...................................          7,906,952
                    13,300,000    ComEd Transitional Funding Trust Notes Series 1998 Class A-2,
                                    5.29%, 6/25/2003..................................................         13,283,375
                                                                                                       ------------------
                                                                                                               31,593,427

                   CORPORATE: 31.9%
                   INDUSTRIAL: 16.0%
                     8,250,000    Dayton Hudson Corp., 9.00%, 10/1/2021...............................         10,750,658
                    20,000,000    J.E. Seagram & Sons, Inc., 7.50%, 12/15/2018........................         20,118,200
                     9,750,000    Lockheed Martin Corp., 7.65%, 5/1/2016..............................         10,858,380
                    10,000,000    Lockheed Martin Corp., 7.75%, 5/1/2026..............................         11,399,600
                     5,000,000    May Department Stores, 7.625%, 8/15/2013............................          5,730,100
                     7,500,000    May Department Stores, 7.875%, 8/15/2036, Callable 2016.............          8,569,200
                    20,000,000    Raychem Corp., 7.20%, 10/15/2008....................................         20,779,000
                    10,000,000    Raytheon Co., 6.75%, 8/15/2007......................................         10,587,100
                    12,500,000    Raytheon Co., 6.75%, 3/15/2018......................................         12,823,000
                    16,600,000    Time Warner Entertainment, 8.375%, 7/15/2033........................         20,343,964
                     2,500,000    Union Camp Corp., 9.25%, 2/1/2011...................................          3,067,475
                    15,034,000    Walt Disney Co., 7.55%, 7/15/2093, Callable 2023....................         17,491,307
                                                                                                       ------------------
                                                                                                              152,517,984

                   FINANCE: 11.9%
                     6,000,000    BankAmerica Capital II, 8.00%, 12/15/2026, Callable 2006++..........          6,618,900
                     1,450,000    Barclays No. American Capital, 9.75%, 5/15/2021, Callable 2001......          1,635,209
                     1,000,000    CIGNA Corp., 7.65%, 3/1/2023........................................          1,043,280
                     5,430,000    Citicorp Capital Trust I, 7.933%, 2/15/2027, Callable 2007++........          5,982,448

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                   Portfolio of Investments                                                              December 31, 1998
                   -------------------------------------------------------------------------------------------------------
                   PAR VALUE                                                                                  MARKET VALUE
BONDS              $ 3,065,000    Citicorp Capital Trust II, 8.015%, 2/15/2027, Callable 2007++.........      $  3,387,132
(Continued)          4,000,000    First Nationwide Bank, 10.00%, 10/1/2006..............................         4,819,200
                    20,000,000    Ford Motor Credit Co., 7.20%, 6/15/2007...............................        22,034,400
                    13,500,000    GMAC Put Notes, 8.875%, 6/1/2010, PUTABLE 2000/2005...................        16,896,060
                    10,000,000    GMAC Senior Notes, 5.75%, 11/10/2003..................................        10,077,600
                     4,500,000    Hartford Financial Services Group, 8.30%, 12/1/2001...................         4,820,175
                    10,000,000    Hartford Financial Services Group, 6.375%, 11/1/2002..................        10,233,600
                     6,800,000    J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, CALLABLE 2007++........         7,125,652
                     5,000,000    Norwest Corp., 5.75%, 2/1/2003........................................         5,033,400
                     3,375,000    Norwest Corp., 6.50%, 6/1/2005........................................         3,513,037
                     5,200,000    Norwest Corp., 6.20%, 12/1/2005.......................................         5,338,372
                     5,000,000    Norwest Corp., 6.875%, 8/8/2006.......................................         5,333,250
                                                                                                          ----------------
                                                                                                               113,891,715

                   TRANSPORTATION: 3.8%
                     5,630,000    Consolidated Rail Corp., 9.75%, 6/15/2020.............................         7,456,822
                       400,000    Norfolk & Western Railroad Equip. Tr., 10.125%, 7/1/2000..............           426,356
                     1,000,000    Seaboard Coast Line Railroad Equip. Tr., 11.25%, 3/1/1999.............         1,008,810
                     6,450,000    Union Pacific Corp., 6.85%, 1/2/2019..................................         6,739,283
                    19,903,348    Union Pacific Corp., 6.70%, 2/23/2019.................................        20,604,941
                                                                                                          ----------------
                                                                                                                36,236,212

                   UTILITIES: 0.2%
                     1,500,000    Idaho Power Co. 1st Mtge., 9.50%, 1/1/2021, Callable 2001.............         1,656,030
                                                                                                          ----------------
                                                                                                               304,301,941

                   FOREIGN (U.S. DOLLAR-DENOMINATED): 4.5%
                   CANADIAN CORPORATE: 3.0%
                     7,062,000    Canadian Pacific Ltd., 9.45%, 8/1/2021................................         9,115,418
                     9,000,000    Hydro-Quebec, 8.40%, 1/15/2022........................................        11,195,640
                     6,000,000    Hydro-Quebec, 9.50%, 11/15/2030.......................................         8,495,520
                                                                                                          ----------------
                                                                                                                28,806,578

                   INTERNATIONAL AGENCY: 1.5%
                     4,150,000    European Investment Bank, 10.125%, 10/1/2000..........................         4,502,833
                     8,750,000    Inter-American Development Bank, 7.125%, 3/15/2023, Callable 2003.....         9,276,662
                                                                                                          ----------------
                                                                                                                13,779,495
                                                                                                          ----------------
                                                                                                                42,586,073
                                                                                                          ----------------
                                       Total Bonds (cost $889,758,618)..................................       927,067,188
                                                                                                          ----------------

SHORT-TERM          18,654,031    SSgA Prime Money Market Fund..........................................        18,654,031
INVESTMENTS:         9,323,716    SSgA United States Treasury Money Market Fund.........................         9,323,716
2.9%                                                                                                      ----------------
                                       Total Short-Term Investments (cost $27,977,747)..................       $27,977,747
                                                                                                          ----------------

                   TOTAL INVESTMENTS (cost $917,736,365)................................    100.3%            955,044,935
                   OTHER ASSETS LESS LIABILITIES........................................    (0.3)%             (3,085,296)
                                                                                         -----------     ----------------
                   TOTAL NET ASSETS.....................................................    100.0%           $951,959,639
                                                                                         ===========     ================

                   * CMO: Collateralized Mortgage Obligation
                  ** REMIC:  Real Estate Mortgage Investment Conduit
                  ++ Cumulative Capital Securities

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                                       7

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                   Statement of Assets and Liabilities                                                   December 31, 1998
                   -------------------------------------------------------------------------------------------------------
                   ASSETS:
                   Investments, at market value (identified cost $917,736,365).........................       $955,044,935
                   Receivable for Fund shares sold.....................................................            235,407
                   Dividends and interest receivable...................................................         11,267,724
                   Receivable for paydowns on mortgage-backed securities...............................            137,133
                   Prepaid expenses....................................................................              7,230
                                                                                                          ----------------
                                                                                                               966,692,429
                                                                                                          ----------------
                   LIABILITIES:
                   Payable for Fund shares redeemed....................................................         14,364,640
                   Management fees payable.............................................................            336,445
                   Accounts payable....................................................................             31,705
                                                                                                          ----------------
                                                                                                                14,732,790
Net asset value                                                                                           ----------------
per share $12.25   NET ASSETS..........................................................................       $951,959,639
                                                                                                          ================
Beneficial         NET ASSETS CONSIST OF:
shares             Paid in capital.....................................................................       $911,333,761
outstanding        Accumulated undistributed net investment income.....................................            333,313
77,720,031         Accumulated undistributed net realized gain on investments..........................          2,983,995
(par value $0.01   Net unrealized appreciation on investments..........................................         37,308,570
each, unlimited                                                                                            ----------------
shares authorized)                                                                                            $951,959,639
                                                                                                          ================

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                       8

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                   Statement of Operations                                                    Year Ended December 31, 1998
                   -------------------------------------------------------------------------------------------------------
                   INVESTMENT INCOME:
                   Interest.............................................................................      $54,475,080
                                                                                                          ---------------
                   EXPENSES:
                   Management fees (Note 2).............................................................        3,467,781
                   Custodian and fund accounting fees...................................................           70,992
                   Transfer agent fees..................................................................          113,088
                   Audit fees...........................................................................           39,833
                   Legal fees...........................................................................            7,578
                   Shareholder reports..................................................................           70,861
                   Registration fees....................................................................          117,742
                   Trustees' fees (Note 2)..............................................................           14,000
                   Miscellaneous........................................................................           29,980
                                                                                                          ---------------
                                                                                                                3,931,855
                                                                                                          ---------------
                   NET INVESTMENT INCOME................................................................       50,543,225
                                                                                                          ---------------

                   REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
                     Net realized gain on investments...................................................        4,766,489
                     Net unrealized appreciation on investments.........................................       10,871,148
                                                                                                          ---------------
                       Net realized and unrealized gain on investments..................................       15,637,637
                                                                                                          ---------------
                   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................      $66,180,862
                                                                                                          ===============

                See accompanying Notes to Financial Statements
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                                  Income Fund

                   Statement of Changes in Net Assets                                         Year Ended December 31, 1998
                   -------------------------------------------------------------------------------------------------------
                                                                                                  1998               1997
                   OPERATIONS:
                   Net investment income.................................................    $  50,543,225      $  39,076,534
                   Net realized gain.....................................................        4,766,489          2,852,710
                   Net unrealized appreciation...........................................       10,871,148         19,007,311
                                                                                             -------------      -------------
                   Net increase in net assets from operations............................       66,180,862         60,936,555
                                                                                             -------------      -------------
                   DISTRIBUTIONS TO SHAREHOLDERS FROM:
                   Net investment income.................................................      (50,793,711)       (38,884,448)
                   Net realized gain.....................................................       (4,501,063)            (4,666)
                                                                                             -------------      -------------
                   Total distributions...................................................      (55,294,774)       (38,889,114)
                                                                                             -------------      -------------

                   BENEFICIAL SHARE TRANSACTIONS:
                   Amounts received from sale of shares..................................      454,714,046        261,691,475
                   Net asset value of shares issued in reinvestment of distributions.....       35,771,573         23,196,538
                   Amounts paid for shares redeemed......................................     (254,862,156)      (134,325,526)
                                                                                             -------------      -------------
                   Net increase from beneficial share transactions.......................      235,623,463        150,562,487
                                                                                             -------------      -------------
                   Total increase in net assets..........................................      246,509,551        172,609,928

                   NET ASSETS:
                   Beginning of year.....................................................      705,450,088        532,840,160
                                                                                             -------------      -------------
                   End of year (including undistributed net investment income of
                   $333,313 and $583,799, respectively)..................................    $ 951,959,639      $ 705,450,088
                                                                                             =============      =============

                   Shares sold...........................................................       37,288,086         22,208,423
                   Shares issued in reinvestment of distributions........................        2,942,520          1,972,984
                   Shares redeemed.......................................................      (20,919,560)       (11,387,493)
                                                                                             -------------      -------------
                   Net increase in shares outstanding....................................       19,311,046         12,793,914
                                                                                             =============      =============

                See accompanying Notes to Financial Statements
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                                  Income Fund

             Notes to Financial Statements
             ------------------------------------------------------------------
        1 Dodge & Cox Income Fund (the "Fund") reorganized on April 30, 1998, and became a separate series of Dodge & Cox Funds (the "Trust"), in accordance with a plan of reorganization approved by the Fund's shareholders on January 30, 1998. The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Interest income is recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

             The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

        2 Under a written agreement, the Fund pays an annual management fee of 5/10 of 1% of the Fund's average daily net asset value up to $100 million and 4/10 of 1% of the Fund's average daily net asset value in excess of $100 million to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net asset value for the year. All officers and seven of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

        3 For the year ended December 31, 1998, purchases and sales of securities, other than short-term securities, aggregated $526,024,387 and $281,969,228, respectively, of which U.S.
             government obligations aggregated $375,270,333 and $220,730,288, respectively. At December 31, 1998, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $37,308,570, of which $37,646,790 represented appreciated securities and $338,220 represented depreciated securities.
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                                  Income Fund


       Financial Highlights
       ------------------------------------------------------------------------

       SELECTED DATA AND RATIOS (For a Share Outstanding Throughout Each Year)

                                                                                Year Ended December 31,
                                                                  --------------------------------------------------
                                                                  1998        1997      1996       1995       1994
Net asset value, beginning of year                                $12.08      $11.68    $12.02     $10.74     $11.89

Income from investment operations:
     Net investment income                                           .72         .73       .74        .78        .77
     Net realized and unrealized gain (loss)                         .23         .40      (.34)      1.34      (1.11)
                                                                  ------      ------    ------     ------     ------
     Total from investment operations                                .95        1.13       .40       2.12       (.34)
                                                                  ------      ------    ------     ------     ------

Distributions to shareholders from:
     Net investment income                                          (.72)       (.73)     (.74)      (.78)      (.76)
     Net realized gain                                              (.06)         --        --       (.06)      (.05)
                                                                  ------      ------    ------     ------     ------
     Total distributions                                            (.78)       (.73)     (.74)      (.84)      (.81)
                                                                  ------      ------    ------     ------     ------

Net asset value, end of year                                      $12.25      $12.08    $11.68     $12.02     $10.74
                                                                  ======      ======    ======     ======     ======

Total return                                                        8.08%      10.00%     3.62%     20.21%     (2.89)%

Ratios/supplemental data:
     Net assets, end of year (millions)                           $  952      $  705    $  533     $  303     $  195
     Ratio of expenses to average net assets                         .47%        .49%      .50%       .54%       .54%
     Ratio of net investment income to average net assets           6.00%       6.32%     6.65%      6.85%      6.90%
     Portfolio turnover rate                                          35%         28%       37%        53%        55%

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                                  Income Fund


             Report of Independent Accountants
             ------------------------------------------------------------------


             To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Income Fund

             In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Income Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


             PricewaterhouseCoopers LLP
             San Francisco, California

             January 26, 1999


             -----------------------------------------------------------------
             Special 1998 Tax Information (unaudited)

             The following information is provided pursuant to provisions of the Internal Revenue Code:

             The Fund's distributions to shareholders included $1,134,730 from long-term capital gains, all of which was subject to Federal income tax at a maximum rate of 20%.

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                                  Income Fund




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                                  Income Fund


               General Information
               -----------------------------------------------------------------
Investment     Since 1930, Dodge & Cox has been providing professional
Manager        investment management for individuals, trustees, corporations, pension and profit-sharing funds, and charitable institutions.
               Dodge & Cox manages the Dodge & Cox Income Fund, the Dodge & Cox
               Balanced Fund and the Dodge & Cox Stock Fund.

No-Load Fund   Shares of the Fund are purchased and redeemed at net asset value.
               There are no sales, redemption or rule 12b-1 plan distribution charges.

Gifts Fund shares provide a convenient method for making gifts to children and to other family members. Shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Automatic      Shareholders may make regular monthly or quarterly investments of
Investment     $100 or more through automatic deductions from their bank
Plan           accounts.

Withdrawal     Shareholders owning $10,000 or more of the Fund's shares may
Plan           elect to receive periodic monthly or quarterly payments of at least $50.

Reinvestment   Shareholders may direct that dividend and capital gains
Plan           distributions be reinvested in additional Fund shares.

               The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has a Traditional and Roth Individual Retirement Account Plan (IRA) available for shareholders of the Fund.

--------------------------------------------------------------------------------
                          PREPARING FOR THE YEAR 2000

The Fund's key service providers--Dodge & Cox, the investment manager; Boston Financial Data Services Inc., the transfer agent; and State Street Bank and Trust Company, the custodian and fund accountant--are taking steps that each believes are reasonably designed to address the Year 2000 issue with respect to the systems that they use. For example, the service providers have established comprehensive Year 2000 readiness programs to identify, evaluate and resolve Year 2000 readiness issues. The service providers' Year 2000 efforts are progressing steadily and considerable progress has been made to date. The Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds, although there can be no assurances to that effect. Additional information on Year 2000 preparations can be found on the Fund's web site at www.dodgeandcox.com.
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